UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report
for
Fidelity® Tactical Income
Central Fund

June 30, 2008

1.816017.104

TP1-QTLY-0808

Investments June 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
5.75% 9/8/11	$ 7,645,000	$ 7,795,935
5.875% 3/15/11	12,095,000	12,250,566
		20,046,501
Automobiles - 0.2%
Ford Motor Co. 7.45% 7/16/31	12,780,000	7,444,350
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	5,950,000	5,918,364
5.875% 1/15/36	1,230,000	1,032,057
Newell Rubbermaid, Inc.:
5.5% 4/15/13	3,257,000	3,204,256
6.25% 4/15/18	1,595,000	1,583,049
		11,737,726
Media - 2.2%
AOL Time Warner, Inc. 6.75% 4/15/11	10,224,000	10,451,791
Comcast Corp.:
4.95% 6/15/16	8,729,000	8,037,497
5.9% 3/15/16	4,767,000	4,657,778
COX Communications, Inc.:
6.45% 12/1/36 (c)	9,850,000	9,150,670
7.125% 10/1/12	8,325,000	8,689,277
Gannett Co., Inc. 2.8381% 5/26/09 (g)	7,745,000	7,602,833
Liberty Media Corp.:
5.7% 5/15/13	2,980,000	2,696,900
8.25% 2/1/30	8,580,000	7,474,175
News America Holdings, Inc. 7.75% 12/1/45	1,935,000	2,064,771
News America, Inc.:
6.15% 3/1/37	2,880,000	2,651,653
6.2% 12/15/34	2,090,000	1,927,360
Time Warner Cable, Inc. 5.85% 5/1/17	20,068,000	19,060,606
Time Warner, Inc. 2.915% 11/13/09 (g)	1,890,000	1,836,666
Univision Communications, Inc. 3.875% 10/15/08	3,365,000	3,314,525
Viacom, Inc.:
3.1263% 6/16/09 (g)	490,000	484,831
5.75% 4/30/11	7,510,000	7,527,513
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.: - continued
6.125% 10/5/17	$ 4,415,000	$ 4,233,217
6.75% 10/5/37	3,840,000	3,677,910
		105,539,973
TOTAL CONSUMER DISCRETIONARY		144,768,550
CONSUMER STAPLES - 1.7%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	2,730,000	2,733,120
5.75% 10/23/17	3,478,000	3,432,744
FBG Finance Ltd. 5.125% 6/15/15 (c)	3,715,000	3,456,436
		9,622,300
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
6.036% 12/10/28 (c)	2,408,099	2,235,992
6.302% 6/1/37 (g)	6,880,000	5,899,600
Wal-Mart Stores, Inc. 6.2% 4/15/38	5,400,000	5,305,792
		13,441,384
Food Products - 0.7%
General Mills, Inc. 5.2% 3/17/15	4,890,000	4,774,039
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	4,290,000	4,327,452
Kellogg Co. 6.6% 4/1/11	2,650,000	2,788,060
Kraft Foods, Inc.:
4.125% 11/12/09	2,975,000	2,970,538
6% 2/11/13	11,150,000	11,265,090
6.25% 6/1/12	2,845,000	2,906,421
6.875% 2/1/38	4,125,000	4,010,346
		33,041,946
Tobacco - 0.6%
Philip Morris International, Inc.:
5.65% 5/16/18	5,877,000	5,712,221
6.375% 5/16/38	5,870,000	5,720,462
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.:
6.75% 6/15/17	$ 6,865,000	$ 6,829,226
7.25% 6/15/37	10,175,000	10,013,574
		28,275,483
TOTAL CONSUMER STAPLES		84,381,113
ENERGY - 3.7%
Energy Equipment & Services - 0.7%
BJ Services Co. 6% 6/1/18	6,710,000	6,769,095
DCP Midstream LLC 6.75% 9/15/37 (c)	3,320,000	3,144,883
Kinder Morgan, Inc. 6.5% 9/1/12	16,102,000	15,699,450
Transocean, Inc. 6% 3/15/18	3,500,000	3,505,236
Weatherford International Ltd. 6% 3/15/18	3,500,000	3,454,234
		32,572,898
Oil, Gas & Consumable Fuels - 3.0%
Anadarko Finance Co. 6.75% 5/1/11	3,435,000	3,570,566
Anadarko Petroleum Corp.:
5.95% 9/15/16	3,030,000	3,031,627
6.45% 9/15/36	4,565,000	4,506,057
Canadian Natural Resources Ltd. 5.7% 5/15/17	7,000,000	6,857,578
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	5,220,000	5,238,108
ConocoPhillips 5.2% 5/15/18	7,500,000	7,391,400
Duke Capital LLC:
4.37% 3/1/09	2,825,000	2,816,288
6.25% 2/15/13	4,500,000	4,579,623
Duke Energy Field Services 7.875% 8/16/10	3,555,000	3,730,837
EnCana Corp. 4.75% 10/15/13	1,065,000	1,022,312
Kinder Morgan Energy Partners LP 6.75% 3/15/11	2,017,000	2,079,077
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	11,103,000	10,714,395
Nakilat, Inc. 6.067% 12/31/33 (c)	11,250,000	9,949,838
Nexen, Inc.:
5.875% 3/10/35	4,940,000	4,411,870
6.4% 5/15/37	3,510,000	3,323,398
Pemex Project Funding Master Trust 3.2806% 12/3/12 (c)(g)	4,130,000	4,047,400
Petro-Canada:
6.05% 5/15/18	1,960,000	1,931,558
6.8% 5/15/38	4,895,000	4,794,692
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Plains All American Pipeline LP:
6.125% 1/15/17	$ 1,320,000	$ 1,297,223
6.65% 1/15/37	4,105,000	3,828,266
Suncor Energy, Inc.:
6.1% 6/1/18	6,075,000	6,093,401
6.5% 6/15/38	4,860,000	4,714,725
6.85% 6/1/39	5,340,000	5,448,455
Talisman Energy, Inc. yankee 6.25% 2/1/38	9,065,000	8,332,693
TEPPCO Partners LP:
6.65% 4/15/18	5,410,000	5,474,850
7.55% 4/15/38	4,660,000	4,857,859
Texas Eastern Transmission LP 6% 9/15/17 (c)	10,030,000	9,884,766
Valero Energy Corp. 6.625% 6/15/37	2,595,000	2,379,221
XTO Energy, Inc.:
5.9% 8/1/12	2,970,000	3,031,167
6.25% 8/1/17	7,000,000	7,071,939
		146,411,189
TOTAL ENERGY		178,984,087
FINANCIALS - 13.7%
Capital Markets - 3.0%
Bear Stearns Companies, Inc. 6.95% 8/10/12	10,655,000	11,078,771
BlackRock, Inc. 6.25% 9/15/17	13,705,000	13,782,584
Deutsche Bank AG London 6% 9/1/17	3,040,000	3,069,488
Goldman Sachs Group, Inc. 6.75% 10/1/37	4,075,000	3,727,590
Janus Capital Group, Inc.:
5.875% 9/15/11	14,828,000	14,591,983
6.25% 6/15/12	5,900,000	5,758,270
JPMorgan Chase Capital XVII 5.85% 8/1/35	2,830,000	2,324,695
JPMorgan Chase Capital XX 6.55% 9/29/36	45,870,000	39,669,660
Lazard Group LLC:
6.85% 6/15/17	2,362,000	2,083,265
7.125% 5/15/15	8,210,000	7,676,202
Lehman Brothers Holdings, Inc.:
6.2% 9/26/14	5,758,000	5,495,827
6.875% 5/2/18	5,286,000	5,117,403
Merrill Lynch & Co., Inc. 6.875% 4/25/18	4,544,000	4,324,643
Morgan Stanley:
3.01% 1/9/14 (g)	18,765,000	16,901,748
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.75% 4/1/14	$ 4,300,000	$ 3,918,289
VTB Capital SA 3.3844% 8/1/08 (c)(g)	3,308,000	3,274,920
		142,795,338
Commercial Banks - 2.4%
Bank of America NA 6% 10/15/36	3,915,000	3,470,013
BB&T Capital Trust IV 6.82% 6/12/77 (g)	1,009,000	857,367
Credit Suisse (Guernsey) Ltd. 5.86%	6,010,000	5,010,224
Credit Suisse First Boston 6% 2/15/18	8,680,000	8,358,128
DBS Bank Ltd. (Singapore) 2.94% 5/16/17 (c)(g)	756,000	705,272
Export-Import Bank of Korea:
4.125% 2/10/09 (c)	1,485,000	1,480,884
5.125% 2/14/11	11,295,000	11,224,960
5.25% 2/10/14 (c)	2,560,000	2,448,983
HBOS PLC 6.75% 5/21/18 (c)	5,818,000	5,564,149
HSBC Holdings PLC:
2.9275% 10/6/16 (g)	737,000	674,165
6.5% 5/2/36	5,385,000	5,006,801
6.5% 9/15/37	1,710,000	1,597,602
KeyCorp Capital Trust VII 5.7% 6/15/35	13,632,000	8,778,885
Korea Development Bank:
3.875% 3/2/09	9,700,000	9,655,254
4.75% 7/20/09	3,520,000	3,533,471
Manufacturers & Traders Trust Co. 4.1975% 4/1/13 (c)(g)	496,000	475,192
PNC Funding Corp. 3.0394% 1/31/12 (g)	1,881,000	1,770,931
Santander Issuances SA Unipersonal:
3.1625% 6/20/16 (c)(g)	2,268,000	2,111,962
5.805% 6/20/16 (c)(g)	5,630,000	5,440,010
Sovereign Bank 4.375% 8/1/13 (g)	1,063,000	822,667
Standard Chartered Bank 6.4% 9/26/17 (c)	10,620,000	10,381,953
SunTrust Bank 7.25% 3/15/18	1,779,000	1,775,300
Wachovia Bank NA 5.85% 2/1/37	10,890,000	8,668,614
Wells Fargo Bank NA:
4.75% 2/9/15	8,500,000	8,107,598
5.95% 8/26/36	7,963,000	7,455,040
		115,375,425
Consumer Finance - 0.7%
American Express Co. 8.15% 3/19/38	3,200,000	3,556,634
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
2.9763% 3/15/11 (g)	$ 555,000	$ 478,109
3.08% 7/26/10 (g)	29,367,000	26,061,010
3.15% 10/25/11 (g)	1,810,000	1,548,256
3.22% 1/27/14 (g)	1,095,000	920,905
4.5% 7/26/10	1,140,000	1,054,851
5% 10/1/13	383,000	331,166
		33,950,931
Diversified Financial Services - 1.8%
Bank of America Corp.:
7.4% 1/15/11	15,336,000	15,994,467
7.8% 2/15/10	10,994,000	11,474,515
BTM Curacao Holding NV 3.1288% 12/19/16 (c)(g)	1,229,000	1,119,167
Deutsche Bank AG London 5.375% 10/12/12	2,805,000	2,846,318
GlaxoSmithKline Capital, Inc. 6.375% 5/15/38	4,776,000	4,740,810
JPMorgan Chase & Co.:
4.891% 9/1/15 (g)	6,010,000	5,895,894
5.6% 6/1/11	26,510,000	26,873,214
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	5,035,000	5,130,675
Prime Property Funding, Inc. 5.5% 1/15/14 (c)	4,295,000	3,989,823
ZFS Finance USA Trust I 6.15% 12/15/65 (c)(g)	3,000,000	2,736,012
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(g)	2,500,000	2,217,498
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(g)	6,090,000	5,315,389
		88,333,782
Insurance - 1.4%
American International Group, Inc. 8.175% 5/15/58 (c)(g)	4,010,000	3,773,847
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,615,000	5,332,420
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(g)	11,559,000	10,342,866
Liberty Mutual Group, Inc.:
6.7% 8/15/16 (c)	7,190,000	7,070,452
10.75% 6/15/88 (c)(g)	4,025,000	3,853,938
Lincoln National Corp. 7% 5/17/66 (g)	1,430,000	1,302,540
Metropolitan Life Global Funding I:
5.125% 11/9/11 (c)	3,535,000	3,574,610
5.125% 4/10/13 (c)	5,587,000	5,501,452
Monumental Global Funding II 5.65% 7/14/11 (c)	3,425,000	3,478,978
New York Life Global Funding 4.65% 5/9/13 (c)	4,556,000	4,519,270
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Pacific Life Global Funding 5.15% 4/15/13 (c)	$ 4,915,000	$ 4,860,262
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(g)	9,370,000	9,195,062
Symetra Financial Corp. 6.125% 4/1/16 (c)	3,545,000	3,127,158
The Chubb Corp. 6.5% 5/15/38	2,125,000	2,030,637
		67,963,492
Real Estate Investment Trusts - 3.6%
AMB Property LP:
5.9% 8/15/13	4,780,000	4,649,865
6.3% 6/1/13	4,580,000	4,551,357
Brandywine Operating Partnership LP:
5.625% 12/15/10	9,315,000	9,031,600
5.75% 4/1/12	2,055,000	1,932,697
Camden Property Trust 4.375% 1/15/10	5,005,000	4,878,128
Colonial Properties Trust:
4.75% 2/1/10	9,575,000	9,322,641
4.8% 4/1/11	1,390,000	1,311,180
5.5% 10/1/15	16,890,000	14,874,499
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,865,000	1,842,831
4.625% 8/1/10	370,000	357,552
5% 5/3/10	3,280,000	3,178,392
5.25% 4/15/11	3,260,000	3,129,802
5.375% 10/15/12	1,825,000	1,712,104
Duke Realty LP:
5.4% 8/15/14	5,025,000	4,630,080
5.5% 3/1/16	3,680,000	3,342,960
5.625% 8/15/11	2,450,000	2,378,502
5.875% 8/15/12	565,000	549,328
5.95% 2/15/17	1,215,000	1,122,150
6.25% 5/15/13	2,430,000	2,383,337
6.5% 1/15/18	4,005,000	3,813,669
Equity One, Inc.:
6% 9/15/17	3,010,000	2,644,724
6.25% 1/15/17	2,250,000	2,025,992
Federal Realty Investment Trust:
5.4% 12/1/13	2,560,000	2,425,508
6% 7/15/12	1,635,000	1,615,892
6.2% 1/15/17	1,240,000	1,179,942
HRPT Properties Trust:
5.75% 11/1/15	1,115,000	1,012,334
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust: - continued
6.65% 1/15/18	$ 2,745,000	$ 2,521,678
Liberty Property LP:
5.5% 12/15/16	3,150,000	2,789,101
6.625% 10/1/17	3,020,000	2,823,621
Mack-Cali Realty LP:
5.05% 4/15/10	4,605,000	4,549,722
7.25% 3/15/09	4,805,000	4,858,302
7.75% 2/15/11	525,000	544,275
Reckson Operating Partnership LP:
5.15% 1/15/11	1,460,000	1,379,528
6% 3/31/16	1,240,000	1,052,813
Simon Property Group LP:
4.6% 6/15/10	2,865,000	2,818,432
4.875% 8/15/10	9,675,000	9,444,203
5.1% 6/15/15	5,540,000	5,012,930
5.375% 6/1/11	1,630,000	1,606,163
5.45% 3/15/13	22,350,000	21,788,501
5.75% 5/1/12	1,820,000	1,819,956
7.75% 1/20/11	1,100,000	1,140,788
Tanger Properties LP 6.15% 11/15/15	6,300,000	5,834,102
UDR, Inc. 5.5% 4/1/14	4,750,000	4,413,282
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,565,000	1,416,884
Washington (REIT) 5.95% 6/15/11	5,375,000	5,160,220
		170,871,567
Real Estate Management & Development - 0.3%
ERP Operating LP:
5.375% 8/1/16	1,125,000	1,021,699
5.5% 10/1/12	4,430,000	4,321,186
5.75% 6/15/17	5,375,000	4,961,308
6.625% 3/15/12	1,125,000	1,142,524
Post Apartment Homes LP 6.3% 6/1/13	4,385,000	4,193,853
		15,640,570
Thrifts & Mortgage Finance - 0.5%
Capmark Financial Group, Inc.:
3.3656% 5/10/10 (g)	254,000	190,500
6.3% 5/10/17	2,480,000	1,603,104
Credit Suisse First Boston (New York Branch) 5% 5/15/13	4,559,000	4,436,659
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Independence Community Bank Corp.:
3.75% 4/1/14 (g)	$ 2,870,000	$ 2,304,527
4.8625% 6/20/13 (g)	1,349,000	1,088,136
4.9% 9/23/10	13,255,000	12,101,192
Washington Mutual, Inc. 4.625% 4/1/14	4,700,000	3,431,000
		25,155,118
TOTAL FINANCIALS		660,086,223
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	7,650,000	7,841,250
6.45% 9/15/37	7,633,000	7,770,753
		15,612,003
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.2%
Bombardier, Inc.:
6.3% 5/1/14 (c)	1,900,000	1,814,500
7.45% 5/1/34 (c)	7,300,000	6,971,500
		8,786,000
Airlines - 1.1%
American Airlines, Inc. 7.25% 2/5/09	567,000	555,660
American Airlines, Inc. pass-thru trust certificates:
6.855% 10/15/10	141,541	139,418
6.978% 10/1/12	712,532	687,593
7.024% 4/15/11	2,545,000	2,481,375
7.858% 4/1/13	11,500,000	11,040,000
Continental Airlines, Inc. pass-thru trust certificates:
6.32% 11/1/08	3,275,000	3,242,250
6.545% 8/2/20	1,311,382	1,199,914
6.648% 3/15/19	2,518,921	2,292,218
7.056% 3/15/11	2,000,000	1,945,000
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	6,629,898	5,535,965
7.57% 11/18/10	6,500,000	6,142,500
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	2,229,866	1,951,133
8.36% 7/20/20	9,550,638	9,025,353
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
Class 1A, 6.636% 7/2/22	$ 3,920,449	$ 3,188,501
6.071% 9/1/14	928,724	912,472
6.201% 3/1/10	400,097	393,095
6.602% 9/1/13	1,277,459	1,258,297
		51,990,744
Building Products - 0.0%
Masco Corp. 3.0863% 3/12/10 (g)	1,736,000	1,656,901
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	6,280,000	5,987,107
Road & Rail - 0.1%
Canadian National Railway Co. 5.85% 11/15/17	2,130,000	2,154,621
Canadian Pacific Railway Co. 5.95% 5/15/37	445,000	369,234
		2,523,855
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,756,000	2,492,604
TOTAL INDUSTRIALS		73,437,211
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Instruments - 0.1%
Tyco Electronics Group SA:
6.55% 10/1/17	3,985,000	4,020,737
7.125% 10/1/37	2,289,000	2,343,405
		6,364,142
Office Electronics - 0.1%
Xerox Corp. 6.4% 3/15/16	2,814,000	2,856,491
Semiconductors & Semiconductor Equipment - 0.3%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	4,470,000	4,379,943
6.375% 8/3/15	3,870,000	3,707,735
National Semiconductor Corp.:
3.0263% 6/15/10 (g)	2,015,000	1,913,942
6.15% 6/15/12	3,260,000	3,290,840
		13,292,460
TOTAL INFORMATION TECHNOLOGY		22,513,093
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.8%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	$ 3,415,000	$ 3,626,918
Dow Chemical Co. 5.7% 5/15/18	2,760,000	2,672,784
		6,299,702
Metals & Mining - 0.6%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	2,620,000	2,754,885
Norilsk Nickel Finance Luxembourg SA 7.125% 9/30/09	3,770,000	3,852,563
Rio Tinto Finance Ltd.:
5.875% 7/15/13	5,550,000	5,580,769
6.5% 7/15/18	9,625,000	9,654,202
7.125% 7/15/28	8,500,000	8,601,303
		30,443,722
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	4,000,000	3,986,908
TOTAL MATERIALS		40,730,332
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
6.3% 1/15/38	4,650,000	4,393,111
6.8% 5/15/36	6,735,000	6,748,504
BellSouth Capital Funding Corp. 7.875% 2/15/30	6,897,000	7,618,523
BellSouth Corp. 2.7756% 8/15/08 (g)	1,654,000	1,652,955
Deutsche Telekom International Finance BV 5.25% 7/22/13	5,295,000	5,194,649
Embarq Corp. 7.082% 6/1/16	7,535,000	7,156,396
KT Corp. 5.875% 6/24/14 (c)	3,275,000	3,254,954
Sprint Capital Corp.:
6.875% 11/15/28	4,699,000	3,911,918
7.625% 1/30/11	3,420,000	3,360,150
Telecom Italia Capital SA:
5.25% 10/1/15	23,315,000	21,336,862
7.2% 7/18/36	1,155,000	1,116,827
Telefonica Emisiones SAU:
3.1025% 6/19/09 (g)	3,052,000	3,034,839
5.855% 2/4/13	1,456,000	1,465,726
6.221% 7/3/17	5,100,000	5,097,567
7.045% 6/20/36	2,670,000	2,740,088
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Verizon Communications, Inc.:
5.25% 4/15/13	$ 5,895,000	$ 5,861,080
6.1% 4/15/18	6,870,000	6,820,371
6.4% 2/15/38	5,015,000	4,668,333
6.9% 4/15/38	1,945,000	1,922,189
		97,355,042
Wireless Telecommunication Services - 0.8%
Sprint Nextel Corp. 6% 12/1/16	20,954,000	18,020,440
Vodafone Group PLC:
5% 12/16/13	2,800,000	2,717,308
5.625% 2/27/17	15,532,000	14,961,665
		35,699,413
TOTAL TELECOMMUNICATION SERVICES		133,054,455
UTILITIES - 5.0%
Electric Utilities - 2.8%
AmerenUE 6.4% 6/15/17	8,199,000	8,183,184
Baltimore Gas & Electric Co. 6.125% 7/1/13	3,815,000	3,862,157
Cleveland Electric Illuminating Co. 5.65% 12/15/13	5,880,000	5,813,191
Commonwealth Edison Co.:
5.4% 12/15/11	8,870,000	8,898,464
5.8% 3/15/18	5,380,000	5,251,816
Duke Energy Carolinas LLC 6% 1/15/38	4,445,000	4,335,093
EDP Finance BV 6% 2/2/18 (c)	11,483,000	11,434,427
Enel Finance International SA:
6.25% 9/15/17 (c)	5,764,000	5,832,436
6.8% 9/15/37 (c)	6,313,000	6,365,884
Exelon Corp. 4.9% 6/15/15	14,900,000	13,709,982
FirstEnergy Corp. 6.45% 11/15/11	1,185,000	1,215,927
Florida Power Corp.:
5.65% 6/15/18	2,695,000	2,719,813
6.4% 6/15/38	4,806,000	4,881,252
Illinois Power Co. 6.125% 11/15/17	2,305,000	2,201,644
Nevada Power Co. 6.5% 5/15/18	1,920,000	1,944,000
Ohio Power Co. 2.9075% 4/5/10 (g)	2,153,000	2,110,549
Oncor Electric Delivery Co. 6.375% 5/1/12	13,955,000	14,136,792
Pacific Gas & Electric Co. 5.8% 3/1/37	3,200,000	2,983,440
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	4,617,186
Pepco Holdings, Inc. 4% 5/15/10	3,180,000	3,117,198
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
PPL Capital Funding, Inc. 6.7% 3/30/67 (g)	$ 14,182,000	$ 12,097,757
Progress Energy, Inc. 7.1% 3/1/11	7,905,000	8,317,941
		134,030,133
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	2,735,000	2,612,841
Independent Power Producers & Energy Traders - 0.6%
Duke Capital LLC 5.668% 8/15/14	2,300,000	2,247,024
Exelon Generation Co. LLC 5.35% 1/15/14	11,750,000	11,267,710
PPL Energy Supply LLC:
6.2% 5/15/16	4,520,000	4,415,927
6.5% 5/1/18	5,340,000	5,215,428
PSEG Power LLC 7.75% 4/15/11	4,000,000	4,262,176
		27,408,265
Multi-Utilities - 1.6%
Dominion Resources, Inc.:
4.75% 12/15/10	4,685,000	4,715,012
6.3% 9/30/66 (g)	11,838,000	10,834,765
7.5% 6/30/66 (g)	7,960,000	7,405,793
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	5,415,000	5,468,998
National Grid PLC 6.3% 8/1/16	12,875,000	12,891,905
NiSource Finance Corp.:
3.2081% 11/23/09 (g)	5,611,000	5,454,638
5.4% 7/15/14	1,450,000	1,356,466
5.45% 9/15/20	5,172,000	4,512,787
6.15% 3/1/13	3,565,000	3,555,617
6.4% 3/15/18	9,640,000	9,303,892
7.875% 11/15/10	1,705,000	1,768,111
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	9,090,000	7,818,673
		75,086,657
TOTAL UTILITIES		239,137,896
TOTAL NONCONVERTIBLE BONDS (Cost $1,658,477,696)		1,592,704,963
U.S. Government and Government Agency Obligations - 9.8%
	Principal Amount	Value
U.S. Government Agency Obligations - 3.3%
Fannie Mae:
0% 11/19/08	$ 2,126,000	$ 2,105,350
3.625% 2/12/13 (b)	100,000,000	98,006,200
Freddie Mac:
0% 8/18/08	473,000	471,594
0% 9/22/08	945,000	939,902
4.5% 7/15/13 (e)	50,000,000	50,771,950
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A:
7.57% 8/1/13	7,155,000	7,176,966
7.63% 8/1/14	710,000	711,726
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		160,183,688
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12	4,937,623	5,209,570
2% 1/15/14 (e)	68,405,489	72,627,446
2.375% 1/15/17 (e)	141,203,003	152,917,772
2.375% 1/15/27	55,729,283	58,271,673
2.625% 7/15/17	23,777,904	26,256,422
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		315,282,883
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $457,918,837)		475,466,571
U.S. Government Agency - Mortgage Securities - 40.8%

Fannie Mae - 32.0%
3.244% 9/1/33 (g)	3,541,768	3,564,868
3.711% 7/1/33 (g)	2,475,209	2,496,929
3.744% 10/1/33 (g)	261,386	264,062
3.782% 6/1/34 (g)	1,556,416	1,562,902
3.844% 5/1/34 (g)	10,740,856	10,853,796
3.991% 10/1/18 (g)	171,774	173,936
4% 6/1/18 to 9/1/19	37,386,300	35,916,904
4.126% 5/1/34 (g)	3,545,192	3,557,997
4.134% 6/1/33 (g)	200,114	200,552
4.167% 1/1/35 (g)	642,700	647,326
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.186% 1/1/34 (g)	$ 1,100,135	$ 1,114,072
4.233% 1/1/34 (g)	845,673	856,879
4.25% 2/1/35 (g)	324,657	327,726
4.301% 3/1/33 (g)	160,956	161,009
4.33% 1/1/35 (g)	359,516	362,994
4.338% 5/1/33 (g)	73,429	73,430
4.366% 2/1/34 (g)	588,287	596,626
4.384% 8/1/33 (g)	424,389	426,162
4.388% 2/1/35 (g)	569,538	575,569
4.409% 10/1/34 (g)	1,691,493	1,709,753
4.419% 8/1/34 (g)	813,434	823,877
4.424% 5/1/35 (g)	213,039	213,440
4.429% 3/1/35 (g)	483,994	488,617
4.456% 1/1/35 (g)	311,450	313,433
4.48% 3/1/35 (g)	1,121,270	1,131,374
4.495% 3/1/35 (g)	1,038,129	1,050,037
4.497% 2/1/35 (g)	4,473,871	4,525,142
4.5% 5/1/18 to 8/1/35	98,786,600	95,471,062
4.532% 7/1/34 (g)	1,590,178	1,613,458
4.532% 7/1/35 (g)	957,458	966,215
4.548% 5/1/35 (g)	753,989	762,645
4.56% 11/1/34 (g)	896,777	904,139
4.561% 2/1/35 (g)	3,318,333	3,359,908
4.566% 7/1/35 (g)	1,242,371	1,248,627
4.601% 2/1/35 (g)	861,110	871,140
4.658% 11/1/34 (g)	1,079,618	1,093,247
4.687% 9/1/35 (g)	12,225,652	12,307,148
4.69% 9/1/34 (g)	8,251,292	8,375,160
4.7% 12/1/34 (g)	677,342	684,148
4.705% 7/1/34 (g)	8,466,876	8,573,076
4.716% 5/1/35 (g)	1,535,312	1,544,824
4.726% 7/1/35 (g)	3,201,954	3,208,307
4.748% 1/1/35 (g)	5,572,617	5,639,940
4.755% 5/1/35 (g)	10,646,746	10,725,659
4.771% 12/1/34 (g)	279,244	282,293
4.774% 5/1/35 (g)	9,694,678	9,764,587
4.787% 4/1/35 (g)	103,922	104,419
4.787% 8/1/35 (g)	7,258,730	7,319,594
4.8% 6/1/35 (g)	1,299,859	1,315,574
4.806% 9/1/35 (g)	6,630,581	6,688,433
4.849% 4/1/33 (g)	39,800	39,977
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.854% 8/1/35 (g)	$ 7,822,267	$ 7,895,593
4.855% 10/1/34 (g)	3,814,008	3,863,311
4.872% 2/1/36 (g)	6,139,442	6,198,577
4.875% 4/1/35 (g)	9,163,976	9,237,728
4.885% 7/1/35 (g)	3,600,408	3,630,777
4.926% 3/1/35 (g)	9,124,070	9,252,573
5% 2/1/18 to 6/1/34 (e)	94,787,344	93,699,086
5% 7/1/38 (d)	50,000,000	47,951,230
5% 7/1/38 (d)	45,000,000	43,156,107
5% 7/1/38 (d)	57,000,000	54,664,402
5% 7/1/38 (d)	36,000,000	34,524,886
5% 7/1/38 (d)	17,000,000	16,303,418
5.05% 9/1/34 (g)	2,449,430	2,483,193
5.086% 1/1/36 (g)	10,589,679	10,729,579
5.09% 9/1/34 (g)	309,347	313,701
5.111% 3/1/35 (g)	12,347,721	12,474,396
5.143% 3/1/35 (g)	161,618	164,313
5.148% 5/1/35 (g)	3,680,259	3,721,588
5.16% 6/1/35 (g)	1,084,965	1,090,713
5.197% 5/1/35 (g)	3,877,488	3,923,677
5.235% 5/1/36 (g)	1,597,505	1,631,283
5.253% 5/1/35 (g)	211,096	212,639
5.253% 9/1/36 (g)	8,956,830	9,057,657
5.27% 3/1/36 (g)	3,215,052	3,263,133
5.273% 3/1/35 (g)	198,909	200,569
5.302% 8/1/36 (g)	4,695,315	4,760,888
5.303% 12/1/34 (g)	425,548	432,448
5.318% 4/1/36 (g)	4,617,557	4,777,477
5.334% 1/1/36 (g)	33,507,380	34,055,494
5.339% 2/1/36 (g)	35,825,746	36,427,260
5.41% 4/1/36 (g)	1,224,123	1,246,938
5.423% 3/1/35 (g)	1,734,247	1,741,402
5.464% 2/1/36 (g)	7,090,682	7,209,075
5.498% 7/1/36 (g)	10,037,263	10,227,188
5.5% 2/1/11 to 9/1/36	56,759,782	56,796,889
5.5% 7/1/38 (d)	38,000,000	37,465,013
5.5% 7/1/38 (d)	30,000,000	29,577,642
5.5% 7/1/38 (d)	20,000,000	19,718,428
5.5% 7/1/38 (d)	219,000,000	215,916,775
5.5% 7/1/38 (d)	30,000,000	29,577,642
5.5% 7/1/38 (d)	100,000,000	98,592,140
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.556% 2/1/36 (g)	$ 7,091,707	$ 7,213,897
5.572% 6/1/36 (g)	16,104,531	16,424,995
5.6% 10/1/35 (g)	1,812,924	1,848,479
5.616% 7/1/37 (g)	1,373,487	1,401,943
5.628% 1/1/36 (g)	5,669,790	5,778,236
5.699% 3/1/36 (g)	5,642,666	5,756,670
5.787% 2/1/36 (g)	1,293,480	1,321,427
5.802% 1/1/36 (g)	1,395,624	1,421,612
5.967% 2/1/35 (g)	69,849	71,019
6% 8/1/11 to 1/1/34	36,809,883	37,637,040
6% 7/1/38 (d)	54,000,000	54,483,473
6.03% 4/1/36 (g)	1,015,784	1,040,619
6.039% 1/1/35 (g)	243,731	246,051
6.059% 4/1/36 (g)	15,185,286	15,552,527
6.167% 4/1/36 (g)	3,252,954	3,336,282
6.222% 2/1/35 (g)	78,286	78,631
6.234% 2/1/35 (g)	185,406	186,598
6.237% 2/1/35 (g)	1,101,807	1,105,367
6.251% 6/1/36 (g)	482,580	493,160
6.309% 4/1/36 (g)	997,738	1,025,910
6.5% 2/1/12 to 5/1/38	144,335,960	149,177,479
7% 7/1/08 to 2/1/33	9,137,983	9,608,069
7.5% 10/1/09 to 11/1/31	3,858,194	4,112,483
8% 6/1/10 to 6/1/29	1,701	1,812
11.5% 11/1/15	13,592	14,357
TOTAL FANNIE MAE		1,544,357,956
Freddie Mac - 5.2%
3.431% 7/1/33 (g)	6,757,021	6,786,168
3.916% 6/1/34 (g)	3,021,061	3,043,598
4% 7/1/18 to 9/1/20	7,260,850	6,933,200
4.24% 6/1/35 (g)	10,201,817	10,265,344
4.3% 12/1/34 (g)	413,398	416,838
4.31% 2/1/35 (g)	17,902,762	18,040,434
4.33% 3/1/35 (g)	697,408	702,779
4.367% 2/1/35 (g)	878,422	884,335
4.406% 6/1/35 (g)	483,808	482,800
4.411% 3/1/35 (g)	480,017	480,042
4.417% 2/1/34 (g)	323,251	324,625
4.425% 8/1/35 (g)	9,872,924	9,949,711
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.427% 3/1/35 (g)	$ 449,722	$ 449,884
4.46% 3/1/35 (g)	1,200,943	1,202,527
4.5% 5/1/19	1,157,388	1,137,606
4.541% 2/1/35 (g)	826,018	827,746
4.641% 5/1/35 (g)	2,857,597	2,867,515
4.737% 10/1/35 (g)	25,747,656	25,865,220
4.764% 7/1/35 (g)	3,898,081	3,916,258
4.786% 2/1/36 (g)	6,617,944	6,656,493
4.839% 9/1/35 (g)	12,644,162	12,731,242
4.845% 4/1/35 (g)	1,706,433	1,716,304
5% 11/1/33	492,969	475,850
5.135% 4/1/35 (g)	2,241,439	2,261,236
5.17% 2/1/36 (g)	25,992,429	26,264,647
5.302% 6/1/35 (g)	17,064,195	17,390,360
5.37% 3/1/35 (g)	288,400	291,703
5.521% 1/1/36 (g)	1,327,818	1,357,109
5.679% 4/1/36 (g)	11,105,186	11,290,431
5.749% 10/1/35 (g)	856,311	870,732
5.784% 11/1/36 (g)	12,336,736	12,608,564
5.85% 6/1/36 (g)	1,193,856	1,217,906
5.854% 1/1/35 (g)	188,888	190,486
6% 10/1/23 to 5/1/33	5,220,228	5,326,345
6.011% 7/1/37 (g)	6,035,333	6,172,709
6.033% 6/1/36 (g)	1,116,356	1,141,135
6.078% 4/1/36 (g)	1,819,495	1,860,490
6.105% 6/1/36 (g)	1,104,060	1,126,995
6.251% 9/1/36 (g)	9,792,517	10,055,926
6.534% 7/1/36 (g)	12,196,924	12,546,646
6.684% 10/1/36 (g)	6,100,432	6,292,174
6.699% 1/1/37 (g)	8,240,351	8,501,818
6.852% 10/1/36 (g)	8,003,201	8,245,274
7.5% 11/1/16 to 6/1/32	1,885,051	2,007,667
8% 7/1/25 to 10/1/27	66,934	71,480
8.5% 2/1/19 to 8/1/22	9,303	10,021
12% 11/1/19	10,799	12,070
TOTAL FREDDIE MAC		253,270,443
Government National Mortgage Association - 3.6%
3.75% 1/20/34 (g)	2,593,839	2,556,442
5.5% 7/1/38 (d)	4,000,000	3,981,186
5.5% 7/1/38 (d)	3,000,000	2,985,889
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Government National Mortgage Association - continued
5.5% 7/1/38 (d)	$ 6,000,000	$ 5,955,937
5.5% 7/1/38 (d)	4,000,000	3,981,186
5.5% 7/1/38 (d)	2,000,000	1,990,593
5.5% 7/1/38 (d)	10,000,000	9,926,562
5.5% 7/1/38 (d)	10,000,000	9,926,562
5.5% 7/1/38 (d)	14,000,000	13,897,187
5.5% 7/1/38 (d)	20,000,000	19,853,124
5.5% 7/1/38 (d)	7,000,000	6,967,075
5.5% 7/1/38 (d)	17,000,000	16,875,155
5.5% 7/1/38 (d)	7,000,000	6,967,075
5.5% 7/1/38 (d)	23,000,000	22,831,093
5.5% 7/1/38 (d)	3,000,000	2,985,889
5.5% 8/1/38 (d)	10,000,000	9,922,495
5.5% 8/1/38 (d)	3,000,000	2,976,749
5.5% 8/1/38 (d)	8,000,000	7,937,996
6% 10/15/08 to 9/15/10	293,618	301,280
6.5% 9/15/08 to 12/15/32	7,934,274	8,276,821
7% 6/15/24 to 12/15/33	6,974,749	7,372,182
7.5% 3/15/22 to 8/15/28	2,082,218	2,221,618
8% 4/15/24 to 12/15/25	132,319	141,923
8.5% 8/15/29 to 11/15/31	315,344	345,566
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		171,177,585
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,958,302,199)		1,968,805,984
Asset-Backed Securities - 5.3%

Accredited Mortgage Loan Trust:
Series 2004-4 Class A2D, 2.8325% 1/25/35 (g)	65,797	52,195
Series 2005-1 Class M1, 2.9525% 4/25/35 (g)	1,212,000	990,408
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HS1:
Class M1, 3.2325% 6/25/33 (g)	9,837	9,333
Class M2, 4.2325% 6/25/33 (g)	81,000	67,675
Series 2004-HE1 Class M1, 2.9825% 2/25/34 (g)	250,589	246,988
Series 2004-OP1 Class M1, 3.0025% 4/25/34 (g)	2,716,480	1,808,708
Series 2005-HE1 Class M1, 2.9625% 2/25/35 (g)	20,164	16,568
Series 2005-HE2 Class M2, 2.9325% 4/25/35 (g)	170,000	155,910
Series 2005-HE6 Class A2B, 2.6825% 10/25/35 (g)	37,022	36,895
Series 2005-SD1 Class A1, 2.8825% 11/25/50 (g)	33,537	26,851
Asset-Backed Securities - continued
	Principal Amount	Value
Advanta Business Card Master Trust:
Series 2006-C1 Class C1, 2.9619% 10/20/14 (g)	$ 773,000	$ 476,941
Series 2007-A4 Class A4, 2.5119% 4/22/13 (g)	2,835,000	2,708,755
Series 2007-B1 Class B, 2.7319% 12/22/14 (g)	1,637,000	1,177,024
Airspeed Ltd. Series 2007-1A Class C1, 4.9713% 6/15/32 (c)(g)	5,210,937	4,121,851
ALG Student Loan Trust I Series 2006-1 Class A1, 3.2538% 10/28/18 (c)(g)	953,534	949,214
American Express Credit Account Master Trust Series 2004-C Class C, 2.9713% 2/15/12 (c)(g)	161,311	157,993
AmeriCredit Automobile Receivables Trust Series 2005-1 Class C, 4.73% 7/6/10	1,106,656	1,101,815
Ameriquest Mortgage Securities, Inc.:
Series 2003-10 Class M1, 3.1825% 12/25/33 (g)	132,266	100,241
Series 2004-R10 Class M1, 3.1825% 11/25/34 (g)	441,000	315,861
Series 2004-R11 Class M1, 3.1425% 11/25/34 (g)	419,000	294,820
Series 2004-R2:
Class M1, 2.9125% 4/25/34 (g)	167,000	119,899
Class M3, 3.0325% 4/25/34 (g)	118,192	76,727
Series 2005-R1 Class M1, 2.9325% 3/25/35 (g)	612,000	431,568
Series 2005-R10 Class A2B, 2.7025% 12/25/35 (g)	672,318	579,454
Series 2005-R2 Class M1, 2.9325% 4/25/35 (g)	1,342,000	985,014
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 2.8125% 6/25/32 (g)	120,721	101,670
Argent Securities, Inc.:
Series 2003-W7 Class A2, 2.8725% 3/1/34 (g)	31,145	24,867
Series 2004-W11 Class M2, 3.1825% 11/25/34 (g)	365,000	256,923
Series 2004-W5 Class M1, 3.0825% 4/25/34 (g)	441,000	330,673
Series 2004-W7:
Class M1, 3.0325% 5/25/34 (g)	386,000	286,471
Class M2, 3.0825% 5/25/34 (g)	337,000	241,110
Series 2006-W4 Class A2C, 2.6425% 5/25/36 (g)	1,009,000	540,603
Arran Funding Ltd. Series 2005-A Class C, 2.7913% 12/15/10 (g)	2,529,000	2,444,026
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 2.9025% 12/25/34 (g)	931,874	653,135
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 3.8213% 4/15/33 (g)	3,378,355	2,606,272
Series 2003-HE3 Class M1, 3.7163% 6/15/33 (g)	170,931	135,415
Series 2003-HE6 Class M1, 3.1325% 11/25/33 (g)	349,000	268,988
Series 2004-HE2 Class M1, 3.0325% 4/25/34 (g)	5,055,000	3,475,837
Series 2004-HE3:
Class M1, 3.0225% 6/25/34 (g)	154,000	106,704
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2004-HE3:
Class M2, 3.6025% 6/25/34 (g)	$ 332,050	$ 244,499
Series 2004-HE6 Class A2, 2.8425% 6/25/34 (g)	270,833	204,564
Series 2005-HE2 Class M1, 2.9325% 3/25/35 (g)	685,506	551,180
Series 2005-HE6 Class A2B, 2.7325% 7/25/35 (g)	5,677	5,450
Series 2005-HE8 Class M2, 2.9325% 11/25/35 (g)	199,000	112,684
Bank of America Credit Card Master Trust Series 2006-HE7 Class B4, 2.5513% 3/15/12 (g)	2,232,000	2,185,290
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.1125% 5/28/44 (g)	267,562	225,756
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.1575% 2/28/44 (g)	465,136	371,673
Bear Stearns Asset Backed Securities I Trust:
Series 2005-3 Class A1, 2.9325% 9/25/35 (g)	88,814	78,656
Series 2005-FR1 Class M1, 2.9825% 6/25/35 (g)	629,000	435,575
Series 2005-HE2 Class M1, 2.9825% 2/25/35 (g)	991,650	825,988
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 2.8144% 12/26/24 (g)	1,493,217	1,427,948
Capital Auto Receivables Asset Trust Series 2005-1 Class B, 2.8463% 6/15/10 (g)	621,000	618,089
Capital One Auto Finance Trust:
Series 2004-B Class A4, 2.5813% 8/15/11 (g)	605,259	579,429
Series 2006-C Class A3B, 2.4813% 7/15/11 (g)	578,747	556,502
Series 2007-A Class A2, 5.33% 5/17/10	150,718	150,734
Series 2007-B Class A2, 5.27% 6/15/10	398,019	397,901
Capital One Multi-Asset Execution Trust Series 2007-C3 Class C3, 2.7613% 4/15/13 (c)(g)	1,890,000	1,694,207
Capital Trust Ltd. Series 2004-1 Class A2, 2.9319% 7/20/39 (c)(g)	280,000	210,000
Carrington Mortgage Loan Trust:
Series 2006-FRE1 Class M1, 2.7825% 7/25/36 (g)	742,000	126,418
Series 2007-RFC1 Class A3, 2.6225% 12/25/36 (g)	1,172,000	756,123
Cendant Timeshare Receivables Funding LLC:
Series 2005 1A Class 2A2, 2.6619% 5/20/17 (c)(g)	231,429	193,689
Series 2005-1A Class A1, 4.67% 5/20/17 (c)	790,597	577,168
Chase Issuance Trust Series 2004-3 Class C, 2.9413% 6/15/12 (g)	345,000	335,751
CIT Equipment Collateral Trust Series 2006-VT2 Class D, 5.46% 4/20/14	414,157	381,025
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 2.8925% 12/25/33 (c)(g)	294,397	231,089
Series 2007-AMC4 Class M1, 2.7525% 5/25/37 (g)	498,000	119,993
Asset-Backed Securities - continued
	Principal Amount	Value
CNH Equipment Trust:
Series 2006-A Class A4, 5.27% 9/15/11	$ 13,965,000	$ 14,148,087
Series 2007-A Class A2, 5.09% 10/15/09	226,866	227,153
CNH Wholesale Master Note Trust Series 2006-1A:
Class A, 2.5313% 7/15/12 (c)(g)	851,000	845,450
Class B, 2.7513% 7/15/12 (c)(g)	850,957	809,886
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	1,171,012	58,551
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.3425% 5/25/33 (g)	611,647	501,169
Series 2004-3:
Class 3A4, 2.7325% 8/25/34 (g)	129,038	100,287
Class M1, 2.9825% 6/25/34 (g)	430,000	371,385
Class M4, 3.4525% 4/25/34 (g)	110,982	74,375
Series 2004-4:
Class A, 2.8525% 8/25/34 (g)	31,550	20,215
Class M2, 3.0125% 6/25/34 (g)	469,425	404,753
Series 2005-1:
Class M1, 2.9025% 8/25/35 (g)	333,000	256,462
Class MV2, 2.9225% 7/25/35 (g)	919,000	800,508
Series 2005-3 Class MV1, 2.9025% 8/25/35 (g)	1,611,000	1,124,289
Series 2005-AB1 Class A2, 2.6925% 8/25/35 (g)	475,019	442,361
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (c)	168,580	156,594
Series 2006-A Class A4, 5.33% 11/15/12 (c)	2,144,999	2,108,132
Series 2006-C Class A2, 5.31% 3/15/10 (c)	13,597	13,583
Credit-Based Asset Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 2.7525% 5/25/36 (c)(g)	746,610	574,657
Credit-Based Asset Servicing and Securitization Trust Series 2006-CB7 Class A2, 2.5425% 10/25/36 (g)	518,354	483,365
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class C, 6.667% 6/28/38 (c)	4,725,000	3,482,322
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (c)	2,706,000	2,631,747
Class C, 5.074% 6/15/35 (c)	2,457,000	2,341,447
Discover Card Master Trust I:
Series 2003-4 Class B1, 2.8013% 5/16/11 (g)	823,000	813,416
Series 2005-3 Class B, 2.6613% 5/15/11 (g)	851,000	843,462
Series 2006-1 Class B1, 2.6213% 8/16/11 (g)	1,382,000	1,355,008
Series 2006-2 Class B1, 2.5913% 1/17/12 (g)	1,890,000	1,814,794
Series 2007-1 Class B, 2.5713% 8/15/12 (g)	1,890,000	1,729,161
Asset-Backed Securities - continued
	Principal Amount	Value
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (c)	$ 9,235,000	$ 8,636,566
DriveTime Auto Owner Trust Series 2006-B Class A2, 5.32% 3/15/10 (c)	311,586	309,930
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 3.5126% 5/28/35 (g)	25,289	17,008
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 4.6575% 8/25/34 (g)	189,000	102,419
Series 2006-3 Class 2A3, 2.6425% 11/25/36 (g)	2,926,000	1,518,319
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 3.3075% 3/25/34 (g)	42,210	32,400
Series 2006-FF12 Class A2, 2.5225% 9/25/36 (g)	695,628	648,456
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	346,522	341,699
Ford Credit Auto Owner Trust Series 2006-B Class D, 7.26% 2/15/13 (c)	2,860,000	2,593,607
Ford Credit Floorplan Master Owner Trust:
Series 2006-3:
Class A, 2.6513% 6/15/11 (g)	787,000	769,617
Class B, 2.9213% 6/15/11 (g)	1,316,000	1,224,526
Series 2006-4 Class B, 3.0213% 6/15/13 (g)	502,000	455,122
Franklin Auto Trust Series 2007-1 Class A2, 5.14% 5/17/10	545,592	546,971
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 3.1575% 2/25/34 (g)	44,293	32,333
Class M2, 2.9825% 2/25/34 (g)	76,000	61,427
Series 2004-A Class M1, 3.3075% 1/25/34 (g)	862,267	643,828
Series 2005-A:
Class M1, 2.9125% 1/25/35 (g)	780,664	686,621
Class M2, 2.9425% 1/25/35 (g)	2,441,000	2,065,461
Class M3, 2.9725% 1/25/35 (g)	1,317,000	878,458
Class M4, 3.1625% 1/25/35 (g)	236,000	108,181
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3.0181% 9/25/30 (c)(g)	1,531,000	1,224,800
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	3,056,760	2,616,373
GE Business Loan Trust Series 2003-1 Class A, 2.9013% 4/15/31 (c)(g)	250,774	208,167
GE Capital Credit Card Master Note Trust:
Series 2006-1:
Class B, 2.5813% 9/17/12 (g)	578,000	548,378
Class C, 2.7113% 9/17/12 (g)	450,000	410,203
Series 2007-1 Class C, 2.7413% 3/15/13 (g)	3,085,000	2,699,375
Asset-Backed Securities - continued
	Principal Amount	Value
Gracechurch Card Funding PLC:
Series 11 Class C, 2.7513% 11/15/10 (g)	$ 2,174,000	$ 2,135,607
Series 9:
Class B, 2.6213% 9/15/10 (g)	382,000	379,391
Class C, 2.7813% 9/15/10 (g)	1,399,000	1,385,654
GSAMP Trust:
Series 2002-HE Class M1, 4.3569% 11/20/32 (g)	466,404	381,981
Series 2003-FM1 Class M1, 3.7119% 3/20/33 (g)	843,801	684,176
Series 2004-AR1 Class M1, 3.1325% 6/25/34 (g)	1,426,000	913,598
Series 2004-FM1 Class M1, 3.4575% 11/25/33 (g)	249,791	188,094
Series 2004-FM2 Class M1, 3.2325% 1/25/34 (g)	752,858	582,995
Series 2004-HE1 Class M1, 3.0325% 5/25/34 (g)	372,709	283,259
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 2.8225% 11/25/34 (g)	10,310	7,634
Series 2005-9 Class 2A1, 2.6025% 8/25/35 (g)	52,192	51,270
Series 2005-MTR1 Class A1, 2.6225% 10/25/35 (g)	444,749	424,318
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 3.5625% 5/25/30 (c)(g)	429,082	313,230
Series 2006-3:
Class B, 2.8825% 9/25/46 (c)(g)	402,000	281,400
Class C, 3.0325% 9/25/46 (c)(g)	992,000	575,360
Helios Finance L.P. Series 2007-S1 Class B1, 3.1819% 10/20/14 (c)(g)	2,290,000	1,532,697
Holmes Master Issuer PLC:
Series 2006-1A Class 2C, 3.1031% 7/15/40 (c)(g)	396,000	358,055
Series 2007-2A Class 1C, 2.9431% 7/15/40 (g)	1,503,248	1,487,980
Home Equity Asset Trust:
Series 2002-3 Class A5, 3.3625% 2/25/33 (g)	261	177
Series 2003-2 Class M1, 3.8025% 8/25/33 (g)	1,307,793	1,004,123
Series 2003-3 Class M1, 3.7725% 8/25/33 (g)	723,931	600,497
Series 2003-4 Class M1, 3.6825% 10/25/33 (g)	314,807	240,261
Series 2003-5:
Class A2, 3.1825% 12/25/33 (g)	21,396	17,063
Class M1, 3.5325% 12/25/33 (g)	248,681	213,283
Series 2003-7 Class A2, 2.8625% 3/25/34 (g)	1,077	715
Series 2003-8 Class M1, 3.5625% 4/25/34 (g)	338,586	262,723
Series 2004-3 Class M2, 3.6825% 8/25/34 (g)	270,000	205,061
Series 2004-7 Class A3, 2.8725% 1/25/35 (g)	398	298
Series 2005-1 Class M1, 2.9125% 5/25/35 (g)	1,037,000	884,366
Series 2005-3 Class M1, 2.8925% 8/25/35 (g)	893,000	727,204
Series 2005-5 Class 2A2, 2.7325% 11/25/35 (g)	425,274	377,564
Series 2006-1 Class 2A3, 2.7075% 4/25/36 (g)	3,204,000	2,107,832
Asset-Backed Securities - continued
	Principal Amount	Value
Household Home Equity Loan Trust Series 2004-1 Class M, 3.0019% 9/20/33 (g)	$ 188,951	$ 148,255
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 2.6113% 6/15/12 (g)	1,462,000	1,400,407
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 2.9419% 1/20/35 (g)	1,050,630	851,670
Class M2, 2.9719% 1/20/35 (g)	788,053	611,730
Series 2005-3 Class A1, 2.7419% 1/20/35 (g)	290,999	241,802
Series 2006-2:
Class M1, 2.7519% 3/20/36 (g)	467,263	348,239
Class M2, 2.7719% 3/20/36 (g)	772,668	536,990
Series 2006-3 Class A1V, 2.5619% 3/20/36 (g)	937,257	909,140
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 2.6725% 1/25/37 (g)	805,000	480,585
Hyundai Auto Receivables Trust Series 2004-1 Class A4, 5.26% 11/15/12	13,430,000	13,651,925
JPMorgan Mortgage Acquisition Trust Series 2007-CH1:
Class AV4, 2.6125% 11/25/36 (g)	808,000	490,052
Class MV1, 2.7125% 11/25/36 (g)	656,000	137,235
Keycorp Student Loan Trust:
Series 1999-A Class A2, 2.985% 12/27/09 (g)	771,502	761,143
Series 2006-A Class 2A1, 2.8381% 9/27/21 (g)	670,857	664,245
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (c)	5,900,000	4,720,000
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 3.7125% 6/25/33 (g)	1,484,805	1,128,524
Series 2003-3 Class M1, 3.6075% 7/25/33 (g)	5,547,638	3,866,596
Series 2004-2:
Class M1, 3.0125% 6/25/34 (g)	404,000	278,666
Class M2, 3.5625% 6/25/34 (g)	309,000	239,470
Series 2006-1 Class 2A2, 2.6225% 2/25/36 (g)	242,250	237,859
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 2.6925% 5/25/47 (g)	927,000	781,847
MASTR Asset Backed Securities Trust Series 2006-AM3 Class M1, 2.7425% 10/25/36 (g)	292,000	35,150
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 2.8463% 1/18/11 (g)	107,000	107,015
Series 2003-B5 Class B5, 2.8413% 2/15/11 (g)	67,000	66,993
Series 2005-C3 Class C, 2.7413% 3/15/11 (g)	2,095,000	2,075,033
Meritage Mortgage Loan Trust Series 2004-1 Class M2, 3.3075% 7/25/34 (g)	15,958	4,315
Merna Reinsurance Ltd. Series 2007-1 Class B, 4.5506% 6/30/12 (c)(g)	7,800,000	7,415,460
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 2.6525% 2/25/37 (g)	$ 1,217,822	$ 974,257
Merrill Lynch Mortgage Investors Trust:
Series 2003-HE1 Class M1, 3.1825% 7/25/34 (g)	459,388	395,105
Series 2003-OPT1 Class M1, 3.1325% 7/25/34 (g)	132,874	116,670
Series 2006-FM1 Class A2B, 2.5925% 4/25/37 (g)	1,691,000	1,475,927
Series 2006-HE3 Class A2, 2.5725% 6/25/37 (g)	709,000	680,751
Series 2006-OPT1 Class A1A, 2.7425% 6/25/35 (g)	1,103,339	916,806
Morgan Stanley ABS Capital I Trust:
Series 2002-HE3 Class M1, 4.1325% 12/27/32 (g)	644,258	472,955
Series 2003-NC7 Class M1, 3.5325% 6/25/33 (g)	381,043	290,583
Series 2003-NC8 Class M1, 3.5325% 9/25/33 (g)	289,036	211,994
Series 2004-HE6 Class A2, 2.8225% 8/25/34 (g)	37,283	24,302
Series 2004-NC2 Class M1, 3.0325% 12/25/33 (g)	1,976,806	1,443,103
Series 2005-HE1 Class M2, 2.9525% 12/25/34 (g)	317,000	239,630
Series 2005-HE2 Class M1, 2.8825% 1/25/35 (g)	287,000	209,054
Series 2005-NC1 Class M1, 2.9225% 1/25/35 (g)	260,000	184,570
Series 2007-HE2 Class A2A, 2.5225% 1/25/37 (g)	118,279	107,782
Series 2007-HE4 Class A2A, 2.5925% 2/25/37 (g)	110,052	99,545
Series 2007-NC3 Class A2A, 2.5425% 5/25/37 (g)	51,911	50,305
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 3.9825% 1/25/32 (g)	43,377	43,046
Series 2002-AM3 Class A3, 3.4625% 2/25/33 (g)	66,713	51,411
Series 2002-HE2 Class M1, 3.9825% 8/25/32 (g)	484,155	353,789
Series 2002-NC1 Class M1, 3.6825% 2/25/32 (c)(g)	388,030	291,076
Series 2002-NC3:
Class A3, 3.1625% 8/25/32 (g)	22,400	15,811
Class M1, 3.5625% 8/25/32 (g)	754,193	577,334
Series 2003-NC1 Class M1, 4.0575% 11/25/32 (g)	295,956	210,993
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 2.5825% 4/25/37 (g)	69,876	65,389
National Collegiate Student Loan Trust:
Series 2004-2 Class AIO, 9.75% 10/25/14 (h)	5,150,000	1,387,359
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (h)	2,300,000	239,200
Series 2006-3 Class A1, 2.5125% 9/25/19 (g)	1,701,613	1,670,167
Series 2006-4 Class A1, 2.5125% 3/25/25 (g)	1,111,801	1,070,466
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 3.5625% 1/25/34 (g)	790,207	592,722
Series 2005-4 Class M2, 2.9925% 9/25/35 (g)	928,000	719,308
Series 2005-D Class M2, 2.9525% 2/25/36 (g)	193,000	74,500
Nissan Auto Lease Trust Series 2005-A Class A4, 2.5218% 8/15/11 (g)	371,290	371,236
Asset-Backed Securities - continued
	Principal Amount	Value
Nomura Home Equity Loan Trust:
Series 2006-AF1 Class A1, 6.032% 10/25/36	$ 277,973	$ 268,511
Series 2006-HE2 Class A2, 2.6025% 3/25/36 (g)	709,000	682,191
Ocala Funding LLC:
Series 2005-1A Class A, 3.9819% 3/20/10 (c)(g)	347,000	275,865
Series 2006-1A Class A, 3.8819% 3/20/11 (c)(g)	765,000	573,750
Option One Mortgage Loan Trust Series 2004-3 Class M3, 3.1325% 11/25/34 (g)	223,000	149,280
Ownit Mortgage Loan Trust Series 2006-2 Class A2A, 2.5625% 1/25/37 (g)	66,828	65,930
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M2, 3.1625% 9/25/34 (g)	181,000	154,938
Class M3, 3.7325% 9/25/34 (g)	346,000	243,902
Class M4, 3.9325% 9/25/34 (g)	444,000	109,844
Series 2004-WCW2 Class M3, 3.0325% 7/25/35 (g)	260,000	130,000
Series 2004-WHQ2 Class M1, 3.0725% 2/25/35 (g)	756,000	488,681
Series 2004-WWF1:
Class M2, 3.1625% 2/25/35 (g)	1,045,000	782,227
Class M3, 3.2225% 2/25/35 (g)	129,000	87,060
Series 2005-WCH1:
Class M2, 3.0025% 1/25/35 (g)	501,000	356,740
Class M3, 3.0425% 1/25/35 (g)	311,000	190,827
Class M4, 3.3125% 1/25/35 (g)	959,000	559,453
Series 2005-WHQ2 Class M7, 3.7325% 5/25/35 (g)	1,682,000	187,711
Providian Master Note Trust:
Series 2005-2 Class C2, 2.9713% 11/15/12 (c)(g)	2,027,000	1,837,476
Series 2006-C1A Class C1, 3.0213% 3/16/15 (c)(g)	2,361,000	1,623,188
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	620,616	565,765
Residential Asset Securities Corp. Series 2007-KS2 Class AI1, 2.5525% 2/25/37 (g)	1,766,060	1,716,389
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.2825% 4/25/33 (g)	3,323	2,536
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10	545,207	544,630
Saxon Asset Securities Trust Series 2004-1 Class M1, 3.2775% 3/25/35 (g)	3,624,000	2,591,753
Securitized Asset Backed Receivables LLC Trust Series 2007-BR1 Class A2A, 2.5925% 2/25/37 (g)	2,137,377	1,970,728
Asset-Backed Securities - continued
	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 2.6319% 3/20/19 (c)(g)	$ 938,904	$ 788,679
SLC Student Loan Trust Series 2007-1 Class C, 2.8256% 8/15/35 (g)	182,122	178,841
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3.7263% 6/15/33 (g)	827,000	661,600
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 2.6513% 8/15/11 (c)(g)	1,124,000	1,012,983
Class C, 2.8513% 8/15/11 (c)(g)	513,000	438,461
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 4.0825% 8/25/34 (g)	204,631	153,649
Series 2003-BC4 Class M1, 3.0825% 11/25/34 (g)	985,000	630,359
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 3.6325% 9/25/34 (g)	226,000	170,288
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 2.8425% 2/25/34 (g)	262,165	197,566
Series 2007-BC4 Class A3, 2.6425% 11/25/37 (g)	2,560,536	2,438,575
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-OSI Class A2, 2.5725% 6/25/37 (g)	1,986,228	1,778,915
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 2.5713% 9/15/11 (g)	3,418,000	3,318,410
Class B, 2.7513% 9/15/11 (g)	2,556,000	2,349,220
Series 2007-AE1:
Class A, 2.5713% 1/15/12 (g)	636,000	606,955
Class B, 2.7713% 1/15/12 (g)	553,000	497,700
Class C, 3.0713% 1/15/12 (g)	687,000	583,950
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 2.9213% 3/15/11 (c)(g)	7,220,000	7,181,503
Swift Master Auto Receivables Trust Series 2007-1:
Class A, 2.5713% 6/15/12 (g)	1,868,000	1,783,514
Class B, 2.6913% 6/15/12 (g)	4,350,000	3,617,895
Class C, 2.9713% 6/15/12 (g)	2,595,000	1,980,764
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 2.9125% 9/25/34 (g)	18,730	13,846
Series 2003-6HE Class A1, 2.9525% 11/25/33 (g)	23,702	18,480
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 2.8113% 5/16/11 (c)(g)	1,839,000	1,728,660
Series 2006-2:
Class B, 2.6213% 10/17/11 (g)	2,226,000	2,069,833
Class C, 2.8213% 10/17/11 (g)	2,091,000	1,874,385
Series 2007-1 Class C, 2.8513% 6/15/12 (g)	2,385,000	2,024,269
Asset-Backed Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 3.2713% 6/15/20 (c)(g)	$ 1,315,775	$ 1,052,620
WaMu Master Note Trust:
Series 2006-A3A Class A3, 2.5013% 9/16/13 (c)(g)	3,571,000	3,375,713
Series 2006-C2A Class C2, 2.9713% 8/15/15 (c)(g)	4,550,000	2,953,657
Series 2006-C3A Class C3A, 2.8513% 10/15/13 (c)(g)	3,185,000	2,715,328
Series 2007-C1 Class C1, 2.8713% 5/15/14 (c)(g)	2,771,000	2,129,236
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	53,944	53,270
Whinstone Capital Management Ltd. Series 1A Class B3, 3.82% 10/25/44 (c)(g)	2,326,549	1,628,584
World Omni Auto Receivables Trust Series 2007-B Class A2B, 2.7913% 2/16/10 (g)	275,230	275,301
TOTAL ASSET-BACKED SECURITIES (Cost $269,329,705)		254,859,389
Collateralized Mortgage Obligations - 12.3%

Private Sponsor - 4.7%
Arkle Master Issuer PLC floater:
Series 2006-1A Class 3C, 3.1088% 2/17/52 (c)(g)	435,000	395,170
Series 2006-2A:
Class 2B, 2.8388% 2/17/52 (c)(g)	1,531,000	1,427,658
Class 2C, 3.0988% 2/17/52 (c)(g)	1,872,000	1,689,293
Class 2M, 2.9188% 2/17/52 (c)(g)	1,041,000	961,949
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 3.14% 4/12/56 (c)(g)	1,074,000	921,599
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6985% 4/10/49 (g)	865,000	632,955
Class C, 5.6985% 4/10/49 (g)	2,315,000	1,667,960
Class D, 5.6985% 4/10/49 (g)	1,160,000	793,605
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3956% 11/25/33 (g)	2,467,364	2,402,916
Series 2003-K Class 1A1, 7.1078% 12/25/33 (g)	55,632	54,234
Series 2004-A:
Class 2A1, 3.5431% 2/25/34 (g)	1,539,936	1,489,329
Class 2A2, 4.0941% 2/25/34 (g)	6,626,915	6,353,720
Series 2004-B Class 1A1, 6.4142% 3/25/34 (g)	57,412	54,610
Series 2004-C Class 1A1, 5.9072% 4/25/34 (g)	105,032	102,310
Series 2004-D Class 2A1, 3.6163% 5/25/34 (g)	790,891	771,545
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.: - continued
Series 2004-J Class 2A1, 4.7583% 11/25/34 (g)	$ 2,713,385	$ 2,668,597
Series 2005-E Class 2A7, 4.6122% 6/25/35 (g)	3,890,000	3,210,043
Series 2005-H:
Class 1A1, 4.9194% 9/25/35 (g)	777,576	744,606
Class 2A2, 4.8044% 9/25/35 (g)	934,904	872,897
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (g)(h)	36,157,387	3,163,771
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 2.7625% 1/25/35 (g)	4,542,165	3,088,672
Series 2005-2 Class 1A1, 2.7325% 3/25/35 (g)	431,945	302,501
Series 2005-5 Class 1A1, 2.7025% 7/25/35 (g)	546,483	419,121
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.354% 2/25/37 (g)	1,289,566	1,278,333
Class 5A1, 4.17% 2/25/37 (g)	4,286,332	4,184,128
Series 2007-A2:
Class 2A1, 4.2383% 7/25/37 (g)	2,255,408	2,210,058
Class 3A1, 4.5646% 7/25/37 (g)	4,336,282	4,293,440
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 2.8825% 5/25/33 (g)	79,242	77,989
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 2.8825% 1/25/34 (g)	345,770	299,686
Series 2004-2 Class 7A3, 2.8825% 2/25/35 (g)	105,411	89,112
Series 2004-4 Class 5A2, 2.8825% 3/25/35 (g)	30,043	23,624
Series 2005-1 Class 5A2, 2.8125% 5/25/35 (g)	1,171,948	840,699
Series 2005-10:
Class 5A1, 2.7425% 1/25/36 (g)	559,869	443,136
Class 5A2, 2.8025% 1/25/36 (g)	251,902	157,474
Series 2005-2:
Class 6A2, 2.7625% 6/25/35 (g)	102,237	76,693
Class 6M2, 2.9625% 6/25/35 (g)	959,000	412,370
Series 2005-3 Class 8A2, 2.7225% 7/25/35 (g)	426,155	310,383
Series 2005-4 Class 7A2, 2.7125% 8/25/35 (g)	139,356	105,137
Series 2005-8 Class 7A2, 2.7625% 11/25/35 (g)	329,779	251,153
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 2.8825% 3/25/34 (g)	1,771	1,656
Series 2004-AR3 Class 6A2, 3.2225% 4/25/34 (g)	12,801	9,824
Series 2004-AR4 Class 5A2, 3.2225% 5/25/34 (g)	18,679	17,512
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Credit Suisse First Boston Mortgage Securities Corp. floater: - continued
Series 2004-AR5 Class 11A2, 3.2225% 6/25/34 (g)	$ 28,942	$ 27,426
Series 2004-AR6 Class 9A2, 3.2225% 10/25/34 (g)	123,502	118,315
Series 2004-AR7 Class 6A2, 2.8625% 8/25/34 (g)	43,717	39,966
Series 2004-AR8 Class 8A2, 2.8625% 9/25/34 (g)	31,305	27,909
Series 2007-AR7 Class 2A1, 4.626% 11/25/34 (g)	2,655,953	2,523,644
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 2.6425% 3/25/37 (g)	2,233,000	1,418,176
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 2.5725% 9/19/36 (g)	627,048	578,996
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (c)	1,184,636	1,163,164
First Horizon Mortgage pass-thru Trust floater Series 2004-FL1 Class 2A1, 5.0275% 12/25/34 (g)	37,954	32,589
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 2.5113% 10/18/31 (c)(g)	87,647	87,533
Class B1, 2.8238% 10/18/54 (c)(g)	805,000	802,666
Class B2, 2.8938% 10/18/54 (c)(g)	1,858,000	1,589,751
Class C2, 3.2038% 10/18/54 (c)(g)	623,000	489,055
Class M1, 2.9038% 10/18/54 (c)(g)	464,000	458,345
Class M2, 2.9838% 10/18/54 (c)(g)	1,068,000	917,145
Gracechurch Mortgage Financing PLC floater Series 2006-1 Class D2, 3.165% 11/20/56 (c)(g)	1,594,000	1,233,517
Gracechurch Mortgage Funding PLC floater Series 1A Class DB, 3.1856% 10/11/41 (c)(g)	2,024,000	1,619,504
Granite Master Issuer PLC floater:
Series 2005-1 Class A4, 2.9025% 12/20/54 (g)	3,877,554	3,801,605
Series 2005-4 Class A3, 2.765% 12/20/54 (g)	581,108	579,156
Series 2006-1A:
Class A5, 2.765% 12/20/54 (c)(g)	694,953	683,898
Class C2, 3.295% 12/20/54 (c)(g)	7,007,000	4,634,430
Series 2006-2 Class C1, 3.2875% 12/20/54 (g)	11,874,000	6,828,737
Series 2006-3 Class C2, 3.3175% 12/20/54 (g)	730,000	383,177
Series 2006-4:
Class B1, 2.8925% 12/20/54 (g)	1,954,000	1,823,219
Class C1, 3.1825% 12/20/54 (g)	1,195,000	1,015,750
Class M1, 2.9725% 12/20/54 (g)	515,000	469,917
Series 2007-1:
Class 1C1, 3.1025% 12/20/54 (g)	1,207,000	1,064,453
Class 1M1, 2.9525% 12/20/54 (g)	785,000	716,234
Class 2C1, 3.2325% 12/20/54 (g)	2,126,000	1,401,884
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2007-1:
Class 2M1, 3.0525% 12/20/54 (g)	$ 4,428,000	$ 3,413,988
Series 2007-2 Class 2C1, 3.1459% 12/17/54 (g)	1,397,000	913,488
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 4.2675% 1/20/44 (g)	312,990	285,385
Series 2004-3 Class 2A1, 2.9425% 9/20/44 (g)	532,957	523,272
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8347% 4/25/35 (g)	2,792,777	2,744,653
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 2.7025% 5/19/35 (g)	301,054	228,030
Holmes Financing No. 10 PLC floater Series 10A Class 2C, 4.6075% 7/15/40 (c)(g)	969,000	968,109
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 2.6125% 4/25/37 (g)	1,416,438	1,300,246
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 2.9325% 10/25/34 (g)	112,042	92,692
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 2.8525% 3/25/35 (g)	189,644	146,552
Series 2005-1:
Class M4, 3.2325% 4/25/35 (g)	22,335	4,467
Class M5, 3.2525% 4/25/35 (g)	22,335	5,360
Class M6, 3.3025% 4/25/35 (g)	35,736	7,862
Series 2005-3 Class A1, 2.7225% 8/25/35 (g)	441,702	331,701
Series 2005-4 Class 1B1, 3.7825% 5/25/35 (g)	140,970	17,621
Series 2005-6 Class 1M3, 3.0925% 10/25/35 (g)	124,997	12,500
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0048% 7/25/35 (g)	2,805,789	2,755,168
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 2.8719% 9/26/45 (c)(g)	376,853	188,427
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 2.7525% 3/25/35 (g)	57,686	41,725
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	489,528	470,559
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 2.6413% 6/15/22 (c)(g)	128,000	118,400
Class C, 2.6613% 6/15/22 (c)(g)	828,000	780,555
Class D, 2.6713% 6/15/22 (c)(g)	318,000	299,867
Class E, 2.6813% 6/15/22 (c)(g)	509,000	459,909
Class F, 2.7113% 6/15/22 (c)(g)	919,000	790,340
Class G, 2.7813% 6/15/22 (c)(g)	191,000	165,664
Class H, 2.8013% 6/15/22 (c)(g)	382,000	325,212
Class J, 2.8413% 6/15/22 (c)(g)	446,000	371,962
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Floating Trust floater Series 2006-1: - continued
Class TM, 2.9713% 6/15/22 (c)(g)	$ 4,158,453	$ 3,534,685
Merrill Lynch Mortgage Investors Trust floater:
Series 2003-A Class 2A1, 2.8725% 3/25/28 (g)	1,302,065	1,187,579
Series 2003-B Class A1, 2.8225% 4/25/28 (g)	166,260	151,067
Series 2003-D Class A, 2.7925% 8/25/28 (g)	142,873	141,676
Series 2003-E Class A2, 3.4006% 10/25/28 (g)	234,517	228,352
Series 2003-F Class A2, 5.7613% 10/25/28 (g)	221,429	206,341
Series 2004-A Class A2, 2.7475% 4/25/29 (g)	213,394	195,512
Series 2004-B Class A2, 5.125% 6/25/29 (g)	184,390	178,538
Series 2004-C Class A2, 5.155% 7/25/29 (g)	198,265	187,798
Series 2004-D Class A2, 2.8575% 9/25/29 (g)	172,349	154,572
Series 2004-E:
Class A2B, 2.8575% 11/25/29 (g)	1,276,487	1,142,196
Class A2D, 3.0475% 11/25/29 (g)	57,129	51,570
Series 2004-G Class A2, 3.48% 11/25/29 (g)	725,727	663,812
Series 2005-A Class A2, 3.3206% 2/25/30 (g)	182,167	172,847
Series 2005-B Class A2, 3.0388% 7/25/30 (g)	1,134,370	1,035,079
Merrill Lynch-CFC Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (g)	8,450,000	8,126,971
MortgageIT Trust floater:
Series 2004-2:
Class A1, 2.8525% 12/25/34 (g)	204,798	189,787
Class A2, 2.9325% 12/25/34 (g)	276,965	260,208
Series 2005-2 Class 1A1, 2.7425% 5/25/35 (g)	230,538	200,750
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 2.7725% 7/25/35 (g)	5,628,741	3,837,965
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 2.7825% 3/25/37 (g)	1,589,000	318,396
Permanent Financing No. 8 PLC floater Class 3C, 3.2156% 6/10/42 (g)	1,334,000	1,197,713
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 3.1131% 7/17/42 (g)	1,678,000	1,524,832
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.8243% 10/25/35 (g)	3,790,705	3,684,576
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B5, 4.7994% 7/10/35 (c)(g)	1,007,749	972,478
Series 2003-CB1:
Class B3, 3.8994% 6/10/35 (c)(g)	2,564,293	2,282,221
Class B4, 4.0994% 6/10/35 (c)(g)	1,435,137	1,170,745
Class B5, 4.6994% 6/10/35 (c)(g)	974,810	783,400
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater: - continued
Series 2003-CB1:
Class B6, 5.1994% 6/10/35 (c)(g)	$ 586,691	$ 462,025
Series 2004-A:
Class B4, 3.6494% 2/10/36 (c)(g)	528,183	520,480
Class B5, 4.1494% 2/10/36 (c)(g)	352,122	308,759
Series 2004-B:
Class B4, 3.5494% 2/10/36 (c)(g)	229,428	154,594
Class B5, 3.9994% 2/10/36 (c)(g)	167,874	107,433
Series 2004-C:
Class B4, 3.3994% 9/10/36 (c)(g)	294,350	216,045
Class B5, 3.7994% 9/10/36 (c)(g)	330,201	235,448
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 2.5825% 9/25/46 (g)	9,112,215	7,654,260
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	1,250,904	1,206,741
Series 2005-AR5 Class 1A1, 4.771% 9/19/35 (g)	205,959	201,165
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 2.9325% 6/25/33 (c)(g)	226,885	176,793
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 2.5825% 2/25/36 (c)(g)	175,008	170,988
Salomon Brothers Mortgage Securities VII, Inc.:
Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	807,209	681,335
Series 2006-C2 Class H, 6.308% 7/18/33 (c)	4,630,000	3,868,861
Securitized Asset Backed Receivables LLC Trust floater Series 2006-FR3 Class A1, 2.5325% 5/25/36 (g)	25,344	25,119
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 4.1413% 9/20/33 (g)	323,679	299,173
Series 2004-1 Class A, 4.1113% 2/20/34 (g)	112,730	105,322
Series 2004-10 Class A4, 4.0938% 11/20/34 (g)	158,220	148,973
Series 2004-12 Class 1A2, 5.115% 1/20/35 (g)	2,352,787	2,103,507
Series 2004-3 Class A, 4.0613% 5/20/34 (g)	160,349	152,165
Series 2004-4 Class A, 4.0713% 5/20/34 (g)	1,641,115	1,479,434
Series 2004-5 Class A3, 3.4725% 6/20/34 (g)	229,083	214,666
Series 2004-6:
Class A3A, 3.4913% 6/20/35 (g)	175,551	156,711
Class A3B, 4.2513% 7/20/34 (g)	33,569	28,628
Series 2004-7:
Class A3A, 4.1363% 8/20/34 (g)	190,830	172,109
Class A3B, 4.3613% 7/20/34 (g)	23,536	21,112
Series 2004-8 Class A2, 3.35% 9/20/34 (g)	444,056	408,472
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2005-1 Class A2, 4.0613% 2/20/35 (g)	$ 294,455	$ 229,621
Series 2005-2 Class A2, 3.23% 3/20/35 (g)	398,764	287,833
Series 2005-3 Class A1, 2.6819% 5/20/35 (g)	188,331	167,092
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 2.8825% 9/25/33 (c)(g)	69,540	63,165
Series 2005-AR1 Class B1, 4.4825% 9/25/35 (c)(g)	5,503,000	96,303
Series 2007-GEL1 Class A2, 2.6725% 1/25/37 (c)(g)	851,000	508,047
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 2.8025% 9/25/36 (g)	2,128,000	1,447,040
Thornburg Mortgage Securities Trust floater Series 2005-3 Class A2, 2.7225% 10/25/35 (g)	3,386,431	3,374,867
WaMu Mortgage pass-thru certificates:
floater:
Series 2006-AR11 Class C1B1, 2.5625% 9/25/46 (g)	204,446	198,122
Series 2006-AR7 Class C1B1, 2.5425% 7/25/46 (g)	119,427	114,168
sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	732,729	735,605
Series 2004-AR7 Class A6, 3.9397% 7/25/34 (g)	1,270,000	1,254,632
Series 2005-AR14 Class 1A1, 5.0541% 12/25/35 (g)	8,658,108	8,511,547
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-EE Class 2A2, 3.9906% 12/25/34 (g)	7,107,964	6,928,088
Series 2004-V Class 1A2, 3.8371% 10/25/34 (g)	2,912,569	2,698,023
Series 2005-AR10 Class 2A2, 4.1094% 6/25/35 (g)	5,193,147	4,999,199
Series 2005-AR12:
Class 2A5, 4.3284% 7/25/35 (g)	2,825,000	2,421,471
Class 2A6, 4.3284% 7/25/35 (g)	3,396,809	3,240,164
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	9,466,087	9,141,869
Series 2005-AR3 Class 2A1, 4.2065% 3/25/35 (g)	1,252,176	1,217,486
Series 2006-AR8 Class 3A1, 5.2379% 4/25/36 (g)	24,012,581	23,558,014
TOTAL PRIVATE SPONSOR		229,819,683
U.S. Government Agency - 7.6%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	9,604,922	9,899,837
Series 1999-57 Class PH, 6.5% 12/25/29	7,004,855	7,249,747
Series 2006-45 Class OP, 0% 6/25/36 (i)	3,452,794	2,571,694
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 2.7325% 10/25/35 (g)	$ 11,410,781	$ 11,163,748
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-7 Class PQ, 6% 10/25/15	112,075	112,956
Series 2005-1 Class GC, 5% 2/25/28	20,000,000	20,131,568
Series 2005-49 Class TH, 5.5% 6/25/25	14,000,000	13,603,220
Series 2006-57 Class PC, 5.5% 10/25/32	15,000,000	14,932,056
sequential payer:
Series 2003-112 Class AN, 4% 11/25/18	5,525,000	5,209,641
Series 2004-3 Class BA, 4% 7/25/17	320,426	317,028
Series 2004-70 Class GB, 4.5% 1/25/32	16,700,000	15,755,821
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (i)	3,603,492	2,566,555
Series 2498 Class PD, 5.5% 2/15/16	54,669	54,605
Series 2614 Class TD, 3.5% 5/15/16 (e)	3,583,061	3,551,738
Series 2665 Class PB, 3.5% 6/15/23	293,507	293,191
Series 2677 Class LD, 4.5% 3/15/17	1,305,000	1,292,296
Series 2695 Class GC, 4.5% 11/15/18	4,015,000	3,997,214
Series 2728 Class PG, 5% 8/15/32	5,000,000	4,828,633
Series 2731 Class PU, 4.5% 5/15/26	5,115,000	5,121,021
Series 2760 Class EB, 4.5% 9/15/16	5,833,000	5,831,056
Series 2773:
Class ED, 4.5% 8/15/17	16,863,000	16,602,776
Class EG, 4.5% 4/15/19	13,500,000	12,975,220
Series 2775 Class OC, 4.5% 12/15/15 (e)	21,634,000	21,673,447
Series 2780 Class QE, 4.5% 4/15/19	2,400,000	2,312,056
Series 2852 Class TJ, 5% 8/15/30	3,000,000	2,971,111
Series 2870 Class BE, 4.5% 4/15/18	10,000,000	9,797,719
Series 2881 Class TC, 5% 6/15/28	14,582,000	14,657,472
Series 2885 Class PC, 4.5% 3/15/18	5,430,000	5,429,997
Series 2966 Class ND, 5% 4/15/33	23,353,000	22,418,612
Series 3018 Class UD, 5.5% 9/15/30	4,695,000	4,750,069
Series 3033 Class UD, 5.5% 10/15/30	3,180,000	3,216,606
Series 3075 Class PB, 5.5% 7/15/30	10,044,588	10,151,581
Series 3078 Class PB, 5.5% 7/15/29	17,185,000	17,368,087
Series 3079 Class MB, 5% 10/15/28	9,682,692	9,682,168
Series 3082 Class PG, 5% 10/15/29	15,809,403	15,784,700
Series 3118 Class QB, 5% 2/15/29	10,601,669	10,575,578
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2672 Class NF, 4% 12/15/16	$ 1,367,112	$ 1,355,967
Series 2750 Class ZT, 5% 2/15/34	4,543,418	3,967,871
Series 2964 Class AL, 4.5% 4/15/25	6,426,285	5,764,346
Series 2729 Class CN, 4% 12/15/20	11,982,570	11,858,030
Series 2823 Class EL, 4.5% 5/15/18	34,323,000	33,496,005
TOTAL U.S. GOVERNMENT AGENCY		365,293,043
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $611,224,425)		595,112,726
Commercial Mortgage Securities - 8.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4316% 2/14/43 (g)(h)	28,059,258	1,097,297
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-5:
Class A1, 5.185% 7/10/11	2,360,634	2,364,316
Class A2, 5.317% 10/10/11	16,170,000	15,938,504
Class A3, 5.39% 2/10/14	3,670,000	3,522,671
Series 2006-5 Class XP, 0.832% 9/10/47 (h)	82,125,129	1,944,050
Series 2007-3 Class A3, 5.6585% 6/10/49 (g)	8,000,000	7,844,000
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2 Class A3, 4.05% 11/10/38	1,000,000	980,336
Series 2005-1 Class A3, 4.877% 11/10/42	6,150,139	6,141,289
Series 2005-3 Series A3B, 5.09% 7/10/43 (g)	10,415,000	10,182,683
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class F, 2.9413% 3/15/22 (c)(g)	400,000	340,000
Class G, 3.0013% 3/15/22 (c)(g)	259,000	217,560
Series 2006-BIX1:
Class F, 2.7813% 10/15/19 (c)(g)	1,030,000	906,400
Class G, 2.8013% 10/15/19 (c)(g)	702,000	593,190
Bayview Commercial Asset Trust floater:
Series 2003-2:
Class A, 3.0625% 12/25/33 (c)(g)	467,268	423,113
Class M1, 3.3325% 12/25/33 (c)(g)	76,179	66,745
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-1:
Class A, 2.8425% 4/25/34 (c)(g)	$ 984,268	$ 866,156
Class B, 4.3825% 4/25/34 (c)(g)	109,467	65,680
Class M1, 3.0425% 4/25/34 (c)(g)	88,825	72,392
Class M2, 3.6825% 4/25/34 (c)(g)	79,755	60,215
Series 2004-2:
Class A, 2.9125% 8/25/34 (c)(g)	2,532,836	2,241,560
Class M1, 3.0625% 8/25/34 (c)(g)	174,899	145,166
Series 2004-3:
Class A1, 2.8525% 1/25/35 (c)(g)	1,509,894	1,336,257
Class A2, 2.9025% 1/25/35 (c)(g)	481,751	414,306
Class M1, 2.9825% 1/25/35 (c)(g)	553,709	442,967
Class M2, 3.4825% 1/25/35 (c)(g)	352,065	264,049
Series 2005-2A:
Class A1, 2.7925% 8/25/35 (c)(g)	1,123,892	1,011,840
Class M1, 2.9125% 8/25/35 (c)(g)	83,163	63,287
Class M2, 2.9625% 8/25/35 (c)(g)	137,813	98,537
Class M3, 2.9825% 8/25/35 (c)(g)	76,035	56,319
Class M4, 3.0925% 8/25/35 (c)(g)	70,095	50,076
Series 2005-3A:
Class A1, 2.8025% 11/25/35 (c)(g)	595,323	530,552
Class A2, 2.8825% 11/25/35 (c)(g)	386,274	310,950
Class M2, 2.9725% 11/25/35 (c)(g)	84,244	61,616
Class M3, 2.9925% 11/25/35 (c)(g)	75,507	53,890
Class M4, 3.0825% 11/25/35 (c)(g)	94,228	66,365
Series 2005-4A:
Class A2, 2.8725% 1/25/36 (c)(g)	1,445,817	1,149,424
Class B1, 3.8825% 1/25/36 (c)(g)	117,724	61,216
Class M1, 2.9325% 1/25/36 (c)(g)	466,665	352,878
Class M2, 2.9525% 1/25/36 (c)(g)	139,577	101,440
Class M3, 2.9825% 1/25/36 (c)(g)	204,430	143,069
Class M4, 3.0925% 1/25/36 (c)(g)	106,445	70,811
Class M5, 3.1325% 1/25/36 (c)(g)	106,445	68,125
Class M6, 3.1825% 1/25/36 (c)(g)	113,494	68,096
Series 2006-1:
Class A2, 2.8425% 4/25/36 (c)(g)	219,873	192,543
Class M6, 3.1225% 4/25/36 (c)(g)	74,010	42,926
Series 2006-2A:
Class A1, 2.7125% 7/25/36 (c)(g)	2,129,865	1,878,328
Class A2, 2.7625% 7/25/36 (c)(g)	191,933	169,343
Class B3, 5.1825% 7/25/36 (c)(g)	102,662	58,661
Class M1, 2.7925% 7/25/36 (c)(g)	201,604	147,816
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-2A:
Class M2, 2.8125% 7/25/36 (c)(g)	$ 142,090	$ 101,950
Class M3, 2.8325% 7/25/36 (c)(g)	111,589	78,369
Class M4, 2.9025% 7/25/36 (c)(g)	75,137	51,814
Class M5, 2.9525% 7/25/36 (c)(g)	92,247	61,898
Class M6, 3.0225% 7/25/36 (c)(g)	146,554	94,263
Series 2006-3A:
Class B1, 3.2825% 10/25/36 (c)(g)	115,788	61,368
Class B3, 5.0825% 10/25/36 (c)(g)	135,780	67,890
Class M4, 2.9125% 10/25/36 (c)(g)	128,283	82,743
Class M5, 2.9625% 10/25/36 (c)(g)	162,437	101,929
Class M6, 3.0425% 10/25/36 (c)(g)	317,376	187,252
Series 2006-4A:
Class A1, 2.7125% 12/25/36 (c)(g)	1,179,847	1,048,933
Class A2, 2.7525% 12/25/36 (c)(g)	2,631,521	2,344,714
Class B1, 3.1825% 12/25/36 (c)(g)	86,753	50,924
Class B3, 4.9325% 12/25/36 (c)(g)	150,373	92,960
Class M1, 2.7725% 12/25/36 (c)(g)	190,031	147,062
Class M2, 2.7925% 12/25/36 (c)(g)	120,629	87,034
Class M3, 2.8225% 12/25/36 (c)(g)	122,281	86,526
Class M4, 2.8825% 12/25/36 (c)(g)	146,242	100,965
Class M5, 2.9225% 12/25/36 (c)(g)	134,674	89,222
Class M6, 3.0025% 12/25/36 (c)(g)	120,629	83,220
Series 2007-1:
Class A2, 2.7525% 3/25/37 (c)(g)	490,582	397,372
Class B1, 3.1525% 3/25/37 (c)(g)	151,604	68,222
Class B2, 3.6325% 3/25/37 (c)(g)	109,870	49,441
Class B3, 5.8325% 3/25/37 (c)(g)	312,576	140,659
Class M1, 2.7525% 3/25/37 (c)(g)	132,014	97,063
Class M2, 2.7725% 3/25/37 (c)(g)	98,798	69,660
Class M3, 2.8025% 3/27/37 (c)(g)	87,726	59,440
Class M5, 2.9025% 3/25/37 (c)(g)	109,870	60,428
Class M6, 2.9825% 3/25/37 (c)(g)	154,159	77,079
Series 2007-2A:
Class A1, 2.7525% 7/25/37 (c)(g)	1,727,016	1,433,423
Class A2, 2.8025% 7/25/37 (c)(g)	1,617,805	1,278,066
Class B1, 4.0825% 7/25/37 (c)(g)	479,418	225,327
Class B2, 4.7325% 7/25/37 (c)(g)	417,408	187,834
Class B3, 5.8325% 7/25/37 (c)(g)	466,461	209,907
Class M1, 2.8525% 7/25/37 (c)(g)	541,428	377,601
Class M2, 2.8925% 7/25/37 (c)(g)	208,241	138,481
Class M3, 2.9725% 7/25/37 (c)(g)	208,241	132,686
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-2A:
Class M4, 3.1325% 7/25/37 (c)(g)	$ 596,033	$ 345,699
Class M5, 3.2325% 7/25/37 (c)(g)	527,545	290,150
Class M6, 3.4825% 7/25/37 (c)(g)	664,522	345,551
Series 2007-3:
Class A2, 2.7725% 7/25/37 (c)(g)	746,156	665,944
Class B1, 3.4325% 7/25/37 (c)(g)	444,808	267,285
Class B2, 4.0825% 7/25/37 (c)(g)	1,158,707	637,289
Class B3, 6.4825% 7/25/37 (c)(g)	593,360	348,895
Class M1, 2.7925% 7/25/37 (c)(g)	390,480	279,545
Class M2, 2.8225% 7/25/37 (c)(g)	414,248	285,997
Class M3, 2.8525% 7/25/37 (c)(g)	678,247	445,947
Class M4, 2.9825% 7/25/37 (c)(g)	1,063,633	638,180
Class M5, 3.0825% 7/25/37 (c)(g)	533,939	343,910
Class M6, 3.2825% 7/25/37 (c)(g)	403,213	248,460
Series 2007-4A:
Class B1, 5.0325% 9/25/37 (c)(g)	147,583	66,412
Class B2, 5.9325% 9/25/37 (c)(g)	557,959	251,082
Class M1, 3.4325% 9/25/37 (c)(g)	141,870	99,309
Class M2, 3.5325% 9/25/37 (c)(g)	141,870	92,216
Class M4, 4.0825% 9/25/37 (c)(g)	375,147	225,088
Class M5, 4.2325% 9/25/37 (c)(g)	375,147	206,331
Class M6, 4.4325% 9/25/37 (c)(g)	376,099	199,332
Bear Stearns Commercial Mortgage Securities Trust:
floater:
Series 2006-BBA7:
Class G, 2.9113% 3/15/19 (c)(g)	524,000	424,440
Class H, 3.1213% 3/15/19 (c)(g)	352,000	305,572
Class J, 3.3213% 3/15/19 (c)(g)	265,000	228,604
Series 2007-BBA8:
Class D, 2.7213% 3/15/22 (c)(g)	271,000	231,705
Class E, 2.7713% 3/15/22 (c)(g)	1,409,000	1,183,560
Class F, 2.8213% 5/15/22 (c)(g)	864,000	708,480
Class G, 2.8713% 3/15/22 (c)(g)	222,000	177,600
Class H, 3.0213% 3/15/22 (c)(g)	271,000	205,292
Class J, 3.1713% 3/15/22 (c)(g)	271,000	202,175
Class X-1M, 1.12% 3/15/22 (c)(h)	15,924,307	2,489
sequential payer:
Series 2003-PWR2 Class A3, 4.834% 5/11/39	8,697,540	8,648,771
Series 2006-T24 Class A1, 4.905% 10/12/41 (g)	6,277,149	6,229,586
Series 2007-PW16 Class AM, 5.7129% 6/11/40	460,000	418,633
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2004-ESA:
Class C, 4.937% 5/14/16 (c)	$ 2,395,000	$ 2,424,823
Class D, 4.986% 5/14/16 (c)	875,000	886,263
Class E, 5.064% 5/14/16 (c)	2,705,000	2,741,630
Class F, 5.182% 5/14/16 (c)	650,000	659,460
Series 2006-PW13 Class A3, 5.518% 9/11/41	5,555,000	5,380,962
Series 2007-T28 Class A1, 5.422% 9/11/42	2,817,443	2,793,178
Chase Commercial Mortgage Securities Corp.:
Series 1999-2:
Class E, 7.734% 1/15/32	1,697,876	1,759,523
Class F, 7.734% 1/15/32	920,000	953,404
Series 2001-245 Class A2, 6.275% 2/12/16 (c)(g)	2,080,000	2,131,225
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 2.8013% 11/15/36 (c)(g)	289,000	231,200
Class H, 2.8413% 11/15/36 (c)(g)	231,000	180,180
Series 2007-FL3A Class A2, 2.6113% 4/15/22 (c)(g)	3,890,000	3,501,000
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class D, 2.7813% 4/15/17 (c)(g)	618,000	575,899
Class E, 2.8413% 4/15/17 (c)(g)	197,000	182,062
Class F, 2.8813% 4/15/17 (c)(g)	112,000	102,388
Class G, 3.0213% 4/15/17 (c)(g)	112,000	102,652
Class H, 3.0913% 4/15/17 (c)(g)	112,000	101,441
Class J, 3.3213% 4/15/17 (c)(g)	86,000	75,867
Series 2005-FL11:
Class F, 2.9213% 11/15/17 (c)(g)	256,691	227,648
Class G, 2.9713% 11/15/17 (c)(g)	178,199	161,640
Series 2007-FL14:
Class F, 2.9713% 6/15/22 (c)(g)	1,294,336	955,106
Class G, 3.0213% 6/15/22 (c)(g)	190,705	140,765
Class H, 3.1713% 6/15/22 (c)(g)	190,705	130,863
sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	20,000,000	19,974,158
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2003-C4 Class A3, 4.7% 8/15/36 (g)	320,000	316,377
Series 1997-C2 Class D, 7.27% 1/17/35	5,616,904	5,640,175
Series 1998-C1 Class D, 7.17% 5/17/40	5,830,000	6,045,242
Series 1999-C1 Class E, 7.9698% 9/15/41 (g)	5,030,000	5,171,205
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp.: - continued
Series 2003-C3 Class ASP, 1.6371% 5/15/38 (c)(g)(h)	$ 44,047,991	$ 1,276,291
Series 2004-C1 Class ASP, 0.6694% 1/15/37 (c)(g)(h)	28,703,036	639,782
Series 2006-OMA:
Class H, 5.805% 5/15/23 (g)	950,000	702,106
Class J, 5.805% 5/15/23 (c)(g)	1,605,000	1,041,868
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 2.6213% 2/15/22 (c)(g)	4,655,000	3,956,750
Series 2007-TFL1:
Class C:
2.6413% 2/15/22 (c)(g)	1,212,000	1,005,960
2.7413% 2/15/22 (c)(g)	433,000	346,400
Class F, 2.7913% 2/15/22 (c)(g)	866,000	666,820
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class H, 3.2013% 4/15/21 (c)(g)	284,000	230,040
Class J, 3.2713% 4/15/21 (c)(g)	189,000	151,200
Class K, 3.6713% 4/15/21 (c)(g)	945,000	737,100
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class G, 6.936% 3/15/33 (c)	1,865,000	1,882,457
First Union National Bank-Chase Manhattan Bank Commercial Mortgage Trust Series 1999-C2 Class C, 6.944% 6/15/31	6,700,000	6,807,660
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 2/10/17	6,160,000	5,769,036
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer:
Series 2002-26 Class C, 6.0071% 2/16/24 (g)	1,642,703	1,668,990
Series 2002-35 Class C, 5.8725% 10/16/23 (g)	113,074	114,584
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	4,509,712	4,492,225
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2005-C1 Class A2, 4.471% 5/10/43 (g)	3,685,741	3,658,253
Series 2004-C3 Class X2, 0.6651% 12/10/41 (g)(h)	5,199,133	80,868
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 2.9138% 11/5/21 (c)(g)	4,685,000	3,982,250
sequential payer Series 2004-GG1 Class A4, 4.755% 6/10/36	2,995,000	2,988,321
Series 2003-C1 Class XP, 1.9722% 7/5/35 (c)(g)(h)	22,114,718	757,307
Commercial Mortgage Securities - continued
	Principal Amount	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7 Class A3, 6.1101% 7/10/38	$ 6,310,000	$ 6,299,524
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class C, 2.69% 6/6/20 (c)(g)	545,000	490,500
Class D, 2.73% 6/6/20 (c)(g)	1,495,000	1,270,750
Class E, 2.82% 6/6/20 (c)(g)	2,978,000	2,501,520
Class F, 2.89% 6/6/20 (c)(g)	543,000	445,260
Series 2007-EOP:
Class D, 2.82% 3/1/20 (c)(g)	4,485,000	4,126,200
Class H, 3.1% 3/1/20 (c)(g)	480,000	436,800
Class J, 3.3% 3/1/20 (c)(g)	690,000	627,900
sequential payer Series 2001-LIBA Class A2, 6.615% 2/14/16 (c)	5,835,000	6,175,496
Series 2006-GG6 Class A2, 5.506% 4/10/38 (g)	10,200,000	10,188,573
GS Mortgage Securities Trust:
sequential payer Series 2007-GG10 Class A1, 5.69% 8/10/45	3,448,447	3,425,439
Series 2006-GG8 Class B, 5.662% 11/10/39	9,875,000	7,746,843
Hilton Hotel Pool Trust:
floater Series 2000-HLTA Class B, 2.9575% 10/3/15 (c)(g)	413,000	411,179
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	3,200,000	3,436,411
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class D, 2.7013% 11/15/18 (c)(g)	141,909	120,623
Class E, 2.7513% 11/15/18 (c)(g)	213,521	179,357
Class F, 2.8013% 11/15/18 (c)(g)	320,609	266,106
Class G, 2.8313% 11/15/18 (c)(g)	278,562	228,421
Class H, 2.9713% 11/15/18 (c)(g)	213,521	172,952
sequential payer:
Series 2005-LDP2 Class A2, 4.575% 7/15/42	3,740,000	3,703,138
Series 2006-CB14 Class A3B, 5.4858% 12/12/44 (g)	2,375,000	2,364,355
Series 2006-CB17 Class A4, 5.429% 12/12/43	7,221,000	6,839,751
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (g)	9,307,000	8,869,571
Series 2007-LDPX Class A3, 5.412% 1/15/49	7,221,000	6,691,860
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.9345% 7/15/44 (g)	3,650,000	3,525,455
Series 1999-C1 Class B, 6.93% 6/15/31	3,854,000	3,915,531
Commercial Mortgage Securities - continued
	Principal Amount	Value
LB Commercial Conduit Mortgage Trust: - continued
Series 2007-C3:
Class F, 5.9345% 7/15/44 (g)	$ 3,100,000	$ 2,102,099
Class G, 5.9345% 7/15/44 (c)(g)	5,475,000	3,545,221
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2001-C3 Class A1, 6.058% 6/15/20	2,734,794	2,777,426
Series 2003-C5 Class A2, 3.478% 7/15/27	372,295	371,540
Series 2005-C3 Class A2, 4.553% 7/15/30	3,240,000	3,217,935
Series 2006-C7 Class A1, 5.279% 11/15/38	1,307,042	1,312,322
Series 2006-C3 Class A3 5.689% 3/15/32	10,500,000	10,365,456
Series 2007-C2 Class AM, 5.493% 2/15/40 (g)	7,221,000	6,445,283
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class F, 2.8113% 9/15/21 (c)(g)	743,007	572,858
Class G, 2.8313% 9/15/21 (c)(g)	1,468,167	1,117,275
Class H, 2.8713% 9/15/21 (c)(g)	378,549	284,290
Merrill Lynch Mortgage Trust sequential payer:
Series 2005-CIP1 Class A2, 4.96% 7/12/38	2,110,000	2,099,709
Series 2005-MCP1 Class A2, 4.556% 6/12/43	3,865,000	3,824,834
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2006-1 CLass A3, 5.671% 2/12/39	3,475,000	3,417,772
Series 2007-7 Class B, 5.75% 6/25/50	1,365,000	988,012
Morgan Stanley Capital I Trust:
floater:
Series 2007-XCLA Class A1, 2.682% 7/17/17 (c)(g)	1,881,084	1,598,922
Series 2007-XLCA Class B, 2.982% 7/17/17 (c)(g)	1,065,948	799,461
Series 2007-XLFA:
Class D, 2.672% 10/15/20 (c)(g)	434,000	373,240
Class E, 2.732% 10/15/20 (c)(g)	542,000	439,020
Class F, 2.782% 10/15/20 (c)(g)	326,000	267,320
Class G, 2.822% 10/15/20 (c)(g)	402,000	321,600
Class H, 2.912% 10/15/20 (c)(g)	253,000	189,750
Class J, 3.062% 10/15/20 (c)(g)	289,000	196,520
Class MHRO, 3.172% 10/15/20 (c)(g)	110,453	82,840
Class NHRO, 3.372% 10/15/20 (c)(g)	171,613	125,277
sequential payer:
Series 1999-WF1 Class A2, 6.21% 11/15/31	163,467	163,402
Series 2006-T23 Class A1, 5.682% 8/12/41	2,046,438	2,068,785
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (g)	8,435,000	8,076,354
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2007-IQ14:
Class A1, 5.38% 4/15/49	$ 6,430,959	$ 6,386,265
Class AM, 5.6913% 4/15/49 (g)	7,221,000	6,559,052
Series 1999-RM1 Class E, 6.9855% 12/15/31 (g)	824,000	831,362
Series 2006-HQ8 Class A3, 5.4404% 3/12/16 (g)	5,075,000	5,031,086
Series 2006-T23 Class A3, 5.8079% 8/12/41 (g)	2,485,000	2,472,450
Series 2007-IQ14 Class B, 5.914% 4/15/49	3,845,000	2,815,851
Series 2007-XLC1:
Class C, 3.0713% 7/17/17 (c)(g)	1,455,164	1,018,615
Class D, 3.17% 7/17/17 (c)(g)	684,378	444,846
Class E, 3.2713% 7/17/17 (c)(g)	556,679	345,141
Morgan Stanley Dean Witter Capital I Trust Series 2003-HQ2 Class X2, 1.3262% 3/12/35 (c)(g)(h)	27,766,296	876,882
Salomon Brothers Mortgage Securities VII, Inc. sequential payer Series 2000-C3 Class A2, 6.592% 12/18/33	5,054,656	5,176,069
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 2.9613% 3/24/18 (c)(g)	208,632	196,115
TrizecHahn Office Properties Trust Series 2001-TZHA Class C4, 6.893% 5/15/16 (c)	4,300,000	4,469,562
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 3.6713% 1/15/18 (c)(g)	829,000	762,680
Series 2006-WL7A:
Class E, 2.7513% 9/15/21 (c)(g)	906,000	751,980
Class F, 2.8113% 8/11/18 (c)(g)	1,220,000	1,037,000
Class G, 2.8313% 8/11/18 (c)(g)	1,156,000	959,480
Class J, 3.0713% 8/11/18 (c)(g)	257,000	188,946
Class X1A, 0.0232% 9/15/21 (c)(g)(h)	1,840,160	293
Series 2007-WHL8:
Class AP1, 3.1713% 6/15/20 (c)(g)	73,571	58,857
Class AP2, 3.2713% 6/15/20 (c)(g)	127,181	100,473
Class F, 2.9513% 6/15/20 (c)(g)	1,931,000	1,525,490
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	7,500,000	7,252,500
Series 2007-C31 Class A1, 5.14% 4/15/47	1,986,918	1,968,364
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	4,219,792
Series 2006-C25 Class AM, 5.7418% 5/15/43 (g)	14,540,000	13,618,834
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
Series 2007-C31:
Class AM, 5.591% 4/15/47	$ 7,221,000	$ 6,478,396
Class C, 5.6918% 4/15/47 (g)	4,335,000	3,107,677
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $448,316,879)		427,312,964
Municipal Securities - 0.5%

California Gen. Oblig. 5% 9/1/35	12,100,000	11,904,827
Connecticut Gen. Oblig. Series B, 5% 5/1/15	2,125,000	2,294,214
Minnesota Gen. Oblig. 5% 6/1/15	2,125,000	2,306,879
Montgomery County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5% 5/1/13	1,700,000	1,818,524
North Carolina Gen. Oblig. Series A, 5.5% 3/1/13	3,200,000	3,495,904
TOTAL MUNICIPAL SECURITIES (Cost $22,898,220)		21,820,348
Foreign Government and Government Agency Obligations - 0.3%

Israeli State:
4.625% 6/15/13	2,840,000	2,859,596
5.5% 11/9/16	9,750,000	9,993,155
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,505,584)		12,852,751
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (g) (Cost $7,065,000)	7,065,000	6,317,265
Cash Equivalents - 10.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
2.58%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) #	411,048,490	$ 411,019,000
2.79%, dated 6/30/08 due 7/1/08 (Collateralized by U.S. Government Obligations) # (a)	100,957,834	100,950,000
TOTAL CASH EQUIVALENTS (Cost $511,969,000)		511,969,000
TOTAL INVESTMENT PORTFOLIO - 121.5% (Cost $5,958,007,545)		5,867,221,961
NET OTHER ASSETS - (21.5)%		(1,037,110,087)
NET ASSETS - 100%		$ 4,830,111,874
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley, Inc. upon credit event of Merrill Lynch Mortgage Investors Trust, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors Trust, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	Sept. 2037	$ 2,800,000	(2,601,666)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34	Oct. 2034	570,020	(362,533)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	365,090	(147,039)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.3950% 11/25/34

	Dec. 2034	$ 485,349	$ (326,574)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 6.3950% 8/25/34	Sept. 2034	299,894	(277,298)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	441,174	(401,016)
Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006 WMC1, Class B3, 7.47% 12/25/35	Jan. 2036	2,800,000	(2,666,292)
Receive from Bank of America upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	June 2009	3,465,000	39,590
Receive from Barclays Bank upon credit event of CVS Caremark Corp., par value of the notional amount of CVS Caremark Corp. 4.875% 9/15/14, and pay quarterly notional amount multiplied by .56%	March 2013	8,100,000	45,996
Receive from Barclays Bank upon credit event of Ryder Systems, Inc., par value of the notional of Ryder Systems, Inc. 6.95% 12/1/25, and pay quarterly notional amount multiplied by .91%	June 2013	6,400,000	43,901
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 9/20/17, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,700,000	16,316
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Citibank upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/1/13, and pay quarterly notional amount multiplied by 2.35%

	June 2013	$ 3,100,000	$ 201,318
Receive from Citibank upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.15%	June 2013	2,100,000	155,540
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15 and pay quarterly notional amount multiplied by 1.38%	March 2013	6,600,000	298,008
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	3,100,000	193,558
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by 1.43%	March 2013	3,300,000	142,629
Receive from Credit Suisse First Boston upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.3%	June 2013	2,100,000	144,130
Receive from Credit Suisse First Boston upon credit event of Citigroup, Inc., par value of the notional amount of Citigroup, Inc. 6.5% 1/18/11, and pay quarterly notional amount mutliplied by .96%	June 2013	6,400,000	113,119
Receive from Credit Suisse First Boston upon credit event of Citigroup, Inc., par value of the notional amount of Citigroup, Inc. 6.5% 1/18/11, and pay quarterly notional multiplied by 1.37%	June 2013	4,800,000	(418)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Credit Suisse First Boston upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 11/15/15, and pay quarterly notional amount multiplied by 1.5%

	March 2013	$ 4,900,000	$ 198,529
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	7,750,000	195,373
Receive from Deutsche Bank, upon credit event of Ambac Assurance Corporation, par value of the notional amount of bonds guaranteed by Ambac Assurance Corporation, and pay quarterly notional amount multiplied by 4.15%	March 2013	8,200,000	3,291,723
Receive from Deutsche Bank upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	3,870,000	170,554
Receive from Deutsche Bank upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	June 2009	4,280,000	47,324
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .35%	Dec. 2012	5,000,000	284,998
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .73%	Sept. 2012	5,700,000	236,600
Receive from Deutsche Bank upon credit event of Southwest Airlines Co., par value of the notional amount of Southwest Airlines Co. 5.25% 10/1/14, and pay quarterly notional amount multiplied by 1.4%	June 2013	6,400,000	145,580
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%

	Sept. 2012	$ 4,400,000	$ 714,400
Receive from Goldman Sachs, upon credit event of Ambac Assurance Corporation, par value of the notional amount of bonds guaranteed by Ambac Assurance Corporation, and pay quarterly notional amount multiplied by 3.8%	March 2013	3,300,000	1,347,257
Receive from Goldman Sachs upon credit event of CSX Corp., par value of notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,769,000	37,198
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.18%	March 2013	2,769,000	37,198
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by 1.19%	March 2018	2,443,000	107,629
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	6,300,000	137,239
Receive from Lehman Brothers, Inc. upon credit event of Capital One Financial Corp., par value of the notional amount of Capital One Financial Corp. 6.25% 11/15/13, and pay quarterly notional amount multiplied by 2.27%	June 2013	2,100,000	146,412
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	3,760,000	(20,592)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%

	Sept. 2013	$ 2,520,000	$ (64,201)
Receive from Morgan Stanley, Inc. upon credit event of iStar Financial, Inc., par value of iStar Financial, Inc. 6% 12/15/10, and pay quarterly notional amount multiplied by 4.4%	March 2013	6,500,000	625,717
Receive monthly notional amount multiplied by 2.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 8.52% 9/25/34	Oct. 2034	2,000,070	(1,352,047)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	August 2037	15,000,000	(13,800,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	4,200,000	(3,864,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	August 2037	12,000,000	(11,040,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (f)	Sept. 2037	13,600,000	(12,512,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)

	Sept. 2037	$ 2,500,000	$ (2,300,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional amount (f)	Sept. 2037	3,800,000	(3,496,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	9,200,000	(8,464,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	August 2037	4,600,000	(4,232,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (f)	Sept. 2037	7,600,000	(6,992,000)
Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34	Oct. 2034	5,700,000	(4,440,663)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,000,000	(1,699,068)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 274,023	$ (139,077)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,000,000	(1,791,134)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,026,000	(567,077)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,026,000	(101,453)
Receive monthly notional amount multiplied by 1.45% and pay UBS upon credit event of ACE Securities Corp., par value of the notional amount of ACE Securities Corp. Series 2006-NC2 Class M9, 7.03% 7/25/36	August 2036	6,700,000	(6,396,487)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	940,000	(854,857)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	481,000	(452,140)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.37% and pay Bank of America upon credit event of JP Morgan Mortgage Acquisition Corp., par value of the notional amount of JP Morgan Mortgage Acquisition Corp. Series 2006-CW2 Class MV9, 7.1244% 8/25/36

	Sept. 2036	$ 3,600,000	$ (3,323,451)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	90,346	(77,266)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	122,347	(60,077)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	39,971	(34,124)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	3,525,000	(2,802,883)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	755,694	(572,508)
Receive monthly notional amount multiplied by 2.8% and pay Merrill Lynch, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.7768% 11/25/34	Dec. 2034	1,422,574	(968,024)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.87% and pay Bank of America upon credit event of Morgan Stanley ABS Capital I, Inc. Trust, par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Trust Series 2006-HE3 Class B3, 7.22% 4/25/36

	May 2036	$ 6,700,000	$ (6,324,870)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	2,200,000	(1,836,303)
Receive monthly notional amount multiplied by 3.05% and pay JPMorgan Chase, Inc. upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.13% 8/25/36	Sept. 2036	3,600,000	(3,512,867)
Receive monthly notional amount multiplied by 3.12% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2006-B Class M9, 7.23% 8/25/36	Sept. 2036	3,600,000	(3,456,068)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,026,000	(721,284)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2035	3,000,000	(2,728,101)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	2,200,000	(1,987,237)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36

	Oct. 2036	$ 2,200,000	$ (2,112,000)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	3,700,000	393
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	4,000,000	(155,272)
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	4,020,000	(149,850)
Receive quarterly notional amount multiplied by 4% and pay Morgan Stanley, Inc. upon credit event of Developers Diversified Realty Corp., par value of the notional amount of Developers Diversified Realty Corp. 5.375% 10/15/12	March 2013	6,500,000	421,654
		$ 288,836,552	$ (112,643,934)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $436,881,280 or 9.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $102,439,250.
(f) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$411,019,000 due 7/01/08 at 2.58%
BNP Paribas Securities Corp.	$ 83,380,818
Bank of America, NA	135,118,469
Barclays Capital, Inc.	142,245,984
ING Financial Markets LLC	44,142,786
WestLB AG	6,130,943
$ 411,019,000
$100,950,000 due 7/01/08 at 2.79%
Bank of America, NA	$ 69,364,851
Merrill Lynch Government Securities, Inc.	6,317,030
UBS Securities LLC	25,268,119
$ 100,950,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 23,095,711
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 970,549,545	$ -	$ 868,172,698*	$ -	0.0%

*Includes the value of shares redeemed through in-kind contributions.

Income Tax Information

At June 30, 2008, the aggregate cost of investment securities for income tax purposes was $5,953,627,933. Net unrealized depreciation aggregated $86,405,972, of which $59,796,380 related to appreciated investment securities and $146,202,352 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2008